UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2004


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference(R)

March 31, 2004

Semi-Annual Report

Calvert New Vision

Small Cap Fund

President's Letter

1

Social Update

3

Portfolio Management Discussion

4

Statement of Net Assets

8

Statement of Operations

11

Statements of Changes in Net Assets

12

Notes to Financial Statements

14

Financial Highlights

19

Explanation of Financial Tables

23

Proxy Voting Disclosure

25

Dear Shareholders:

The past year has seen a resurgence of returns across nearly all categories of investment, with the S&P 500 showing a 14.07% gain for the six months ending March 31st and the Lehman U.S. Credit Index up a solid, though less dramatic, 3.78% over the same period.

While we at Calvert celebrate these very strong returns, we caution investors against becoming too caught up in short-term market movements.  Now, as at any time, prudent investors should work with their financial advisors to develop a sound asset allocation and investment strategy and stick to it, rebalancing as necessary to reach their targets.

Calvert continued this year to strive toward its dual goals of superior investment results and positive social impact.  On the investment side, we are very pleased that several Calvert funds recently have been recognized by the industry for their excellence.  Daniel Boone III, the manager of our largest stock fund, the Calvert Social Investment Fund Equity Portfolio, won the "Excellence in Fund Management Award" from Standard & Poor's. As a result, BusinessWeek magazine included Boone among their "Best Fund Managers of 2004."1 In addition, CSIF Bond Portfolio managed by Calvert Asset Management Company's fixed-income team, led by Greg Habeeb, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category.2 And we're proud that John Montgomery, manager of Calvert Large Cap Growth Fund, was named one of the best stock pickers of 2003 by Morningstar.3  In addition, the Calvert Large Cap Growth Fund was named to the USA Today "All Star Mutual Fund Team." 4

We also maintain our commitment to an industry-leading standard for corporate responsibility. This year, for instance, Calvert commissioned an investor confidence survey to gauge investor confidence of corporate integrity and investor perceptions of the tie between corporate responsibility, risk reduction, and long-term returns.  The survey found that investors are, indeed, concerned about the issues uncovered at Enron and WorldCom, as well as within the mutual fund industry, and believe that their investments should be directed toward companies with sound corporate governance and reporting procedures. In addition, we launched a company-wide initiative, Corporate Responsibility Matters, which outlines five pillars of corporate responsibility and includes action steps for companies, investors and financial professionals.

We believe that investors should enjoy positive investment returns as a result of responsible corporate management.  Therefore, Calvert will continue to focus on both its objectives -- investment excellence and corporate responsibility with positive environmental and social impact -- as we go forward.  Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

April 2004

1 BusinessWeek magazine, March 22, 2004. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years.  BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years.  S&P evaluated each fund's one-, three-, and five-year performance against its peer group.  S&P also evaluated expenses, turnover, portfolio composition, investment style, and consistency.

2 The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among 149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

3 Nominees for Stock Fund Manager of the Year, December 11, 2003, Morningstar.

4 USA Today, "Fund Manager All Star Mutual Fund Team," February 26, 2004.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Social Update

from the Calvert Social Research Department

Shareholder Activism

Through shareholder activism, Calvert seeks to move companies already operating at higher levels of corporate, environmental, and social responsibility than their industry peers to even higher levels of corporate excellence. We continue our activism from last year's record-setting season, with corporate disclosure and board diversity our current focus.

Inroads on Corporate Disclosure

Negative environmental impact and product failure can cause a company to falter, collapse, or even declare bankruptcy. With information in advance of potential problems, investors can steer clear of companies in social/environmental peril, just as they can avoid investment in financially compromised firms. Fourteen of our 33 recent shareholder resolutions asked companies for sustainability reports based on Global Reporting Initiative guidelines, the standard for social and environmental reporting. We're delighted to report that we have been able to withdraw half of these resolutions because the companies agreed to report corporate, environmental, and social, in addition to financial, performance.

Board Diversity Successes

Currently, more than 88% of board members of the Russell 3000 companies come from a demographic group that accounts for just 25% of the U.S. population. With growing evidence that more diverse corporate boards are associated with better financial performance, we proudly continue into our second season of shareholder resolutions for board diversity. Of 10 resolutions filed, we have successfully withdrawn five because the companies agreed to adopt our model diversity charter, endorsed by the National Association of State Treasurers.

"Corporate Responsibility Matters"

You may be aware that in the last quarter of 2003, we launched the Corporate Responsibility Matters campaign with a special Web-based report to raise public awareness of how investors, financial advisors, and retirement plan sponsors can help work to promote healthy companies, strong markets, and sound investments. The campaign is just another example of Calvert's leadership in our industry -- and of how our company has always done business.

Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	22.82%	58.27%
Class B	22.30%	56.88%
Class C	22.35%	57.05%
Class I**	25.82%	62.43%
Russell 2000 Index TR*	21.69%	63.83%
Lipper Small-Cap Core Funds Avg.*	21.79%	60.36%

Ten Largest Stock Holdings

% of Net Assets
Ruby Tuesday, Inc.	4.7%
Brink's Co	4.6%
Brinker International, Inc.	4.6%
PMI Group, Inc.	4.3%
Highland Hospitality Corp. (REIT)	4.3%
Barra, Inc.	4.2%
John Wiley & Sons, Inc.	4.1%
Stage Stores, Inc.	4.1%
Interactive Data Corp.	4.1%
Corn Products International, Inc.	4.0%
Total	43.0%

Asset Allocation

Stocks	94%
Notes	5%
Cash & Cash Equivalents	1%
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

* Source: Lipper Analytical Services, Inc.

Portfolio Management Discussion

James Awad

of Awad Asset Management, Inc.

Performance

For the six-month period ended March 31, 2004, Calvert New Vision Small Cap Fund's Class A shares returned 22.82%, compared with 21.69% for the Fund's benchmark, the Russell 2000.

Investment Climate

If 2003 was a market for risk-takers and speculators who eagerly anticipated an economic recovery, 2004 developed into a relative-value market. Starting in March 2003, companies with the worst performance through the bear market and economic slowdown became the stellar performers as the economy recovered. Generally, these were stocks that exhibited poor fundamentals, very low share prices, high betas, and shaky prospects.

However, starting in February 2004, we have seen an improvement in the tone of the market that rewards intrinsic-value investing over speculation and high-risk plays. Intrinsic-value investing seeks companies with good balance sheets and real prospects for earnings growth whose shares are selling at a discount to the market averages. This is an approach that values fundamentals over expectations. As intrinsic-value managers, we build your portfolio out of growing companies that sell at a value investor's price.

Over the course of the reporting period, there has been a tug and pull in the market between high-risk investing and intrinsic-value based approaches, but our approach seems to be gaining favor as investors are shifting more toward value-oriented investments. As a result of this change in the market, the Fund has produced better returns against both the Russell 2000 and other funds in the Lipper Small Cap Core category.

** Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Investment Performance, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Investment Performance, the Class A performance at NAV was used during the periods September 30, 2002 through January 30, 2003, and March 12, 2003 through July 31, 2003.

Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	50.71%
Five year	13.10%
Since inception	5.26%
(1/31/97)

Class B Shares
One year	51.88%
Five year	12.91%
Since inception	4.72%
(4/1/98)

Portfolio Statistics
March 31, 2004
Average Annual Total Returns
(with max. load)

Class C Shares
One year	56.05%
Five year	13.24%
Since inception	5.18%
(1/31/97)

Class I Shares*
One year	62.43%
Five year	15.36%
Since inception	27.84%
(3/1/99)

New subadvisor assumed management of the Fund effective October 1997.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

*Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the periods January 18, 2002 through January 30, 2003 and March 12, 2003 through July 31, 2003.

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Portfolio Strategy

When the market favored the high-risk turnaround stories, our fundamentals-driven, intrinsic-value approach was at a disadvantage. However, with investors coming around to our way of looking at stocks -- a way we believe works for the long run -- performance has improved. We build your portfolio one stock at a time, doing the basic, fundamental research needed to identify companies with good growth prospects and favorable share prices.

Stocks such as Rayovac, Brinks, and Capital Crossing Bank demonstrate the strong recovery of fundamentals during the period. For each of these stocks, good balance sheets and improving profitability, and the market's ability to notice what we had already seen, drove strong performance. When a stock appreciates to the point that we consider it is fully valued, we look to cut back or sell the position completely. During the reporting period, we closed out our position in Rayovac and trimmed our position in Capital Crossing Bank. We still think these are great companies -- we just see the stocks as fully valued. We continue to see an opportunity for Brinks to improve and have maintained our position in that stock.

This is not to say that all stocks in the portfolio performed well during the period. Concord Camera suffered a disappointing Christmas sales season, and Christmas sales make or break their year. We decided there wasn't much value in waiting around for the next Christmas season and sold the stock to take advantage of more attractive opportunities. Another disappointing stock for the period was Barra, a company that provides sophisticated research services to the investment management business. As is often the case with small-cap investing, an investor with strategic goals recognized the great value in the company. In April 2004, Morgan Stanley announced their intention to purchase the company at a price that was well above the March 31, 2004, closing price.

Outlook

There are powerful positives and negatives impacting the financial markets as we enter the second quarter of 2004. The outlook for profits is good, as recent reports have met or exceeded expectations. U.S. corporations are still the technology leaders and low-cost producers. With cost savings implemented in the economic slowdown, we expect that just a little improvement in revenue growth should result in big improvements in profit growth. With the amount of fiscal and monetary stimulus in the system, it is not unreasonable to expect a good degree of consumer spending to create that revenue growth. In addition, there are few compelling alternatives to equities, so money is flowing into equity products. And, with improved confidence on the part of corporate executives, takeovers and acquisitions are showing strength, supporting markets financially and psychologically.

Working against these positive forces, the percentage by which profits grow can be expected to slow, considering the very low basis for comparison in the prior period. So, even good improvement in profits this year may appear less spectacular than recent reports. We expect the next moves in inflation and interest rates to be up, considering the renewal of economic growth and rising commodity prices. While timing and magnitude are not yet clear, this upward direction would not be favorable for the economy or for financial markets. And, geopolitical uncertainty persists as a force shaping investor confidence.

Balancing out these positives and negatives, it appears that the current economic situation is sound but not without uncertainty. We are in a cyclical bull market, but it is not yet clear as to whether we are in a secular bull market, where improving fundamentals drive markets higher. Therefore, it makes sense that we have gone from a speculative, high-risk market to a more fundamentals- and quality- based, relative-value market. Quality is coming back into focus, and we believe this trend should benefit your Fund.

April 2004

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Statement of Net Assets

March 31, 2004

Equity Securities - 93.5%	Shares	Value
Agricultural Products - 4.0%
Corn Products International, Inc.	269,800	$10,792,000

Banks - Regional - 6.3%
Capital Crossing Bank *	95,750	7,070,180
North Fork Bancorp., Inc.	234,000	9,902,880
		16,973,060

Communications Equipment - 3.6%
CommScope, Inc.*	581,500	9,681,975

Computers - Software & Services - 4.2%
Barra, Inc.	322,000	11,266,780

Consumer Finance - 7.4%
MCG Capital Corp.	407,000	8,217,330
PMI Group, Inc.	313,000	11,693,680
		19,911,010

Equipment - Semiconductors - 2.6%
Axcelis Technologies, Inc.*	631,000	7,016,720

Financial - Diversified - 4.3%
Highland Hospitality Corp.* (REIT)	994,400	11,654,368

Healthcare - Drug - Major Pharmaceutical - 3.8%
KV Pharmaceutical Co.*	423,250	10,395,020

Healthcare - Medical Products & Supplies - 2.2%
Sola International, Inc.*	260,600	6,058,950

Homebuilding - 0.3%
Champion Enterprises, Inc.*	85,000	901,000

Publishing - 4.1%
John Wiley & Sons, Inc.	374,400	11,205,792

Insurance - Multi-Line - 2.8%
Quanta Capital Holdings Ltd.* (b)(e)(i)	600,000	7,500,000

Restaurants - 9.2%
Brinker International, Inc.*	325,000	12,327,250
Ruby Tuesday, Inc.	393,000	12,634,950
		24,962,200

Retail - Computers & Electronics - 3.7%
Tech Data Corp.*	244,500	10,009,830

Retail - Department Stores - 4.1%
Stage Stores, Inc.*	288,500	11,162,065
Equity Securities - Cont'd	Shares	Value
Retail - Specialty - 3.6%
Sonic Automotive, Inc.	210,250	$5,266,762
United Auto Group, Inc.	157,900	4,320,144
		9,586,906

Services - Advertising / Marketing - 3.3%
infoUSA, Inc.*	850,000	8,933,500

Services - Commercial & Consumer - 21.3%
Brink's Co.	450,800	12,433,064
Interactive Data Corp.*	624,000	11,094,720
NCO Group, Inc.*	452,986	10,586,283
SOURCECORP, Inc.*	292,500	7,751,250
StarTek, Inc.	166,450	6,048,793
Viad Corp.	403,400	9,750,178
		57,664,288

Telecommunications - 2.7%
Allstream, Inc., (Class B)	131,000	7,362,331

Total Equity Securities (Cost $194,387,921)		253,037,795

	Principal
Taxable Variable Rate Demand Notes - 1.1%	Amount
Jobs Co. LLC, 1.30%, 5/1/22	$3,000,000	3,000,000

Total Taxable Variable Rate Demand Notes (Cost $3,000,000)		3,000,000

Certificate of Deposit - 0.0%
ShoreBank & Trust Co., 1.20%, 2/11/05 (b)(k)	100,000	100,000

Total Certificate of Deposit (Cost $100,000)		100,000

High Social Impact Investments - 0.4%
Calvert Social Investment Foundation Notes, 1.74%, 7/1/04 (b)(i)	950,000	942,134

Total High Social Impact Investments (Cost $950,000)		942,134

	Principal
U.S. Government Agency - 4.8%	Amount	Value
Federal Home Loan Bank Discount Notes, 4/1/04	$13,000,000	$13,000,000

Total U.S. Government Agency (Cost $13,000,000)		13,000,000

Total Investments (Cost $211,437,921) - 99.8%		270,079,929
Other assets and liabilities, net - 0.2%		493,103
Net Assets - 100%		$270,573,032

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value authorized:
Class A: 10,770,187 shares outstanding		$179,172,493
Class B: 1,409,407 shares outstanding		21,796,262
Class C: 1,391,903 shares outstanding		21,726,175
Class I: 83.6 shares outstanding		(112,969)
Distributions in excess of net investment income		(859,508)
Accumulated net realized gain (loss) on investments		(9,791,429)
Net unrealized appreciation (depreciation) on investments		58,642,008

Net Assets		$270,573,032

Net Asset Value Per Share
Class A (based on net assets of $217,393,937)		$20.18
Class B (based on net assets of $26,667,593)		$18.92
Class C (based on net assets of $26,509,771)		$19.05
Class I (based on net assets of $1,731)		$20.71

Abbreviations:

LLC: Limited Liability Corporation

REIT: Real Estate Investment Trust

*   Non income producing security.

(b)        This security was valued by the Board of Trustees, see Note A.

(e)        Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)         Restricted securities represent 3.1% of net assets of the Fund.

(k)        These certificates of deposit are fully insured by agencies of the federal government.

Restricted securities	Acquisition Dates	Cost
Calvert Social Investment Foundation Notes,
1.74%, 7/1/04	6/29/01 - 3/28/03	$950,000
Quanta Capital Holdings Ltd.	8/27/03	6,000,000

See notes to financial statements.

Statement of Operations

Six Months ended March 31, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $65,793)	$1,301,650
Interest income	71,422
Total investment income	1,373,072

Expenses:
Investment advisory fee	912,778
Transfer agency fees and expenses	407,417
Distribution Plan expenses:
Class A	244,524
Class B	119,711
Class C	116,995
Trustees' fees and expenses	8,775
Administrative fees	303,886
Accounting fees	37,223
Custodian fees	12,251
Registration fees	18,311
Reports to shareholders	57,009
Professional fees	9,457
Miscellaneous	7,178
Total expenses	2,255,515
Reimbursement from Advisor:
Class I	(1,203)
Fees paid indirectly	(21,732)
Net expenses	2,232,580

Net Investment Income (Loss)	(859,508)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	14,873,361
Foreign currency transactions	10,922
14,884,283

Change in unrealized appreciation or (depreciation)	32,461,644

Net Realized and Unrealized Gain
(Loss) on Investments	47,345,927

Increase (Decrease) in Net Assets
Resulting From Operations	$46,486,419

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($859,508)	($1,928,039)
Net realized gain (loss)	14,884,283	(15,770,701)
Change in unrealized appreciation or (depreciation)	32,461,644	50,943,929

Increase (Decrease) in Net Assets
Resulting From Operations	46,486,419	33,245,189

Distributions to shareholders from:
Net investment income:
Class A Shares	--	(1,084,619)
Class B Shares	--	(122,869)
Class C Shares	--	(132,328)
Net realized gain:
Class A Shares	--	(45,780)
Class B Shares	--	(5,438)
Class C Shares	--	(5,880)
Total distributions	--	(1,396,914)

Capital share transactions:
Shares sold:
Class A Shares	45,577,488	55,728,428
Class B Shares	3,692,198	6,156,676
Class C Shares	5,168,018	5,272,115
Class I Shares	6,600	1,217,130
Shares issued from merger:
Class A Shares	--	1,572,251
Class B Shares	--	351,028
Class C Shares	--	163,491
Class I Shares	--	370,734
Reinvestment of distributions:
Class A Shares	--	1,051,628
Class B Shares	--	110,915
Class C Shares	--	117,719
Class I Shares	--	--
Shares redeemed:
Class A Shares	(23,218,218)	(35,797,300)
Class B Shares	(1,063,675)	(1,971,328)
Class C Shares	(2,175,393)	(2,724,702)
Class I Shares	(1,255,628)	(456,534)
Total capital share transactions	26,731,390	31,162,251

Total Increase (Decrease) in Net Assets	73,217,809	63,010,526

Net Assets
Beginning of period	197,355,223	134,344,697
End of period (including net investment loss
of $859,508 and $0, respectively)	$270,573,032	$197,355,223

See notes to financial statements.

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A Shares	2,390,174	3,833,565
Class B Shares	206,850	452,368
Class C Shares	286,841	383,458
Class I Shares	357	76,066
Shares issued from merger:
Class A Shares	--	118,660
Class B Shares	--	27,948
Class C Shares	--	12,954
Class I Shares	--	27,975
Reinvestment of distributions:
Class A Shares	--	75,907
Class B Shares	--	8,442
Class C Shares	--	8,912
Class I Shares	--	--
Shares redeemed:
Class A Shares	(1,210,058)	(2,463,454)
Class B Shares	(58,994)	(145,060)
Class C Shares	(121,269)	(198,754)
Class I Shares	(68,936)	(35,378)
Total capital share activity	1,424,965	2,183,609

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert New Vision Small Cap Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On January 30, 2003, the net assets of the Calvert Social Investment Fund's Technology Portfolio merged into the Calvert New Vision Small Cap Fund.  The merger was accomplished by a tax-free exchange of 118,660 Class A, 27,948 Class B, 12,954 Class C, and 27,975 Class I shares of the New Vision Small Cap Fund (valued at $1,572,251, $351,028, $163,491, and $370,734 respectively) for 575,493 Class A, 131,436 Class B, 60,921 Class C, and 133,333 Class I shares of the Technology Fund outstanding at January 30, 2003.  The Technology Fund's net assets as of January 30, 2003, including $21,565 of unrealized appreciation and $36,057 of net realized gain, were combined with those of the New Vision Small Cap Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At March 31, 2004, $8,542,134, or 3.2% of net assets, were valued in good faith by the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Restricted Securities:  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Statement of Net Assets.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates  on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares).  The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .75% based on the Fund's average daily net assets. Under the terms of the agreement, $243,304 was payable at period end.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005 for Class I. The contractual expense cap is .92%. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $58,615 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $89,288 was payable at period end.

The Distributor received $73,267 as its portion of the commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2004.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $76,957 for the six months ended March 31, 2004. Under the terms of the agreement, $14,704 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

The Fund may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund to make investments in these notes under certain conditions.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustees fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were $88,548,351 and $69,142,239, respectively.

The cost of investments owned at March 31, 2004 for federal income tax purposes was $212,256,665. Net unrealized appreciation aggregated $57,823,264, of which $58,134,946 related to appreciated securities and $311,682 related to depreciated securities.

Net realized capital loss carryforward for federal income tax purposes of $875,996 (from Calvert Social Investment Fund Technology Portfolio) and $7,037,677 at September 30, 2003 may be utilized to offset future capital gains until expiration in September 2010 and September 2011, respectively.

The Fund's use of net capital loss carryforwards from Calvert Social Investment Fund Technology Portfolio may be limited under certain tax provisions.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Securities Act of 1940. For the six months ended March 31, 2004, such purchases and sales transactions were $6,895,000 and $12,930,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2004. For the six months ended March 31, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$15,429	1.57%	$915,824	March 2004

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$16.43	$13.61	$15.39
Income from investment operations
Net investment income (loss)	(.05)	(.15)	.19
Net realized and unrealized gain (loss)	3.80	3.11	(1.60)
Total from investment operations	3.75	2.96	(1.41)
Distributions from
Net investment income	--	(.13)	--
Net realized gain	--	(.01)	(.37)
Total distributions	--	(.14)	(.37)
Total increase (decrease) in net asset value	3.75	2.82	(1.78)
Net asset value, ending	$20.18	$16.43	$13.61
Total return*	22.82%	21.89%	(9.65%)
Ratios to average net assets:
Net investment income (loss)	(.54%) (a)	(1.03%)	1.11%
Total expenses	1.69% (a)	1.77%	1.70%
Expenses before offsets	1.69% (a)	1.76%	1.70%
Net expenses	1.67% (a)	1.75%	1.70%
Portfolio turnover	31%	54%	41%
Net assets, ending (in thousands)	$217,394	$157,611	$109,207

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$18.43	$13.49	$12.04
Income from investment operations
Net investment income (loss)	(.11)	(.13)	(.05)
Net realized and unrealized gain (loss)	(1.51)	5.07	1.50
Total from investment operations	(1.62)	4.94	1.45
Distributions from
Net realized gain	(1.42)	--	--
Total distributions	(1.42)	--	--
Total increase (decrease) in net asset value	(3.04)	4.94	1.45
Net asset value, ending	$15.39	$18.43	$13.49
Total return*	(8.99%)	36.62%	12.04%
Ratios to average net assets:
Net investment income (loss)	(.66%)	(.82%)	(.39%)
Total expenses	1.76%	1.79%	1.96%
Expenses before offsets	1.72%	1.76%	1.93%
Net expenses	1.63%	1.50%	1.66%
Portfolio turnover	66%	113%	68%
Net assets, ending (in thousands)	$84,979	$79,641	$52,961

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$15.47	$12.94	$14.80
Income from investment operations
Net investment income (loss)	(.12)	(.22)	.03
Net realized and unrealized gain (loss)	3.57	2.88	(1.52)
Total from investment operations	3.45	2.66	(1.49)
Distributions from
Net investment income	--	(.12)	--
Net realized gain	--	(.01)	(.37)
Total distributions	--	(.13)	(.37)
Total increase (decrease) in net asset value	3.45	2.53	(1.86)
Net asset value, ending	$18.92	$15.47	$12.94

Total return*	22.30%	20.71%	(10.59%)
Ratios to average net assets:
Net investment income (loss)	(1.44%) (a)	(2.02%)	.18%
Total expenses	2.58% (a)	2.76%	2.76%
Expenses before offsets	2.58% (a)	2.75%	2.76%
Net expenses	2.56% (a)	2.74%	2.76%
Portfolio turnover	31%	54%	41%
Net assets, ending (in thousands)	$26,668	$19,522	$11,878

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2001	2000	1999
Net asset value, beginning	$17.96	$13.29	$12.01
Income from investment operations
Net investment income (loss)	(.27)	(.30)	(.15)
Net realized and unrealized gain (loss)	(1.47)	4.97	1.43
Total from investment operations	(1.74)	4.67	1.28
Distributions from
Net realized gain	(1.42)	--	--
Total increase (decrease) in net asset value	(3.16)	4.67	1.28
Net asset value, ending	$14.80	$17.96	$13.29

Total return*	(9.96%)	35.14%	10.66%
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.86%)	(1.68%)
Total expenses	2.87%	2.97%	3.87%
Expenses before offsets	2.82%	2.94%	3.33%
Net expenses	2.71%	2.52%	2.93%
Portfolio turnover	66%	113%	68%
Net assets, ending (in thousands)	$6,477	$4,484	$1,504

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$15.57	$13.00	$14.85
Income from investment operations
Net investment income (loss)	(.11)	(.23)	.04
Net realized and unrealized gain (loss)	3.59	2.93	(1.52)
Total from investment operations	3.48	2.70	(1.48)
Distributions from
Net investment income	--	(.12)	--
Net realized gain	--	(.01)	(.37)
Total distributions	--	(.13)	(.37)
Total increase (decrease) in net asset value	3.48	2.57	(1.85)
Net asset value, ending	$19.05	$15.57	$13.00

Total return*	22.35%	20.93%	(10.49%)
Ratios to average net assets:
Net investment income (loss)	(1.34%) (a)	(1.89%)	0.27%
Total expenses	2.49% (a)	2.64%	2.60%
Expenses before offsets	2.49% (a)	2.62%	2.60%
Net expenses	2.47% (a)	2.61%	2.59%
Portfolio turnover	31%	54%	41%
Net assets, ending (in thousands)	$26,510	$19,092	$13,260

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2001	2000	1999
Net asset value, beginning	$17.99	$13.27	$11.95
Income from investment operations
Net investment income (loss)	(.24)	(.26)	(.22)
Net realized and unrealized gain (loss)	(1.48)	4.98	1.54
Total from investment operations	(1.72)	4.72	1.32
Distributions from
Net realized gain	(1.42)	--	--
Total distributions	(1.42)	--	--
Total increase (decrease) in net asset value	(3.14)	4.72	1.32
Net asset value, ending	$14.85	$17.99	$13.27

Total return*	(9.83%)	35.57%	11.05%
Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.66%)	(1.27%)
Total expenses	2.69%	2.68%	2.87%
Expenses before offsets	2.65%	2.65%	2.84%
Net expenses	2.54%	2.33%	2.53%
Portfolio turnover	66%	113%	68%
Net assets, ending (in thousands)	$8,489	$8,799	$6,215

Financial Highlights

	Periods Ended
	March 31,	September 30,	March 12,	January 18,
Class I Shares	2004	2003(z)	2003(y)	2002(x)
Net asset value, beginning	$16.46	$16.20	$13.25	$15.76
Income from investment operations
Net investment income (loss)	(1.44)	--	--	(.02)
Net realized and unrealized gain (loss)	5.69	.26	(1.29)	2.16
Total from investment operations	4.25	.26	(1.29)	2.14
Distributions from
Net realized gain	--	--	--	(.37)
Total distributions	--	--	--	(.37)
Total increase (decrease) in net asset value	4.25	.26	(1.29)	1.77
Net asset value, ending	$20.71	$16.46	$11.96	$17.53

Total return*	25.82%	1.60%	(9.74%)	13.58%
Ratios to average net assets:
Net investment income (loss)	(.05%) (a)	(0.11%) (a)	(.31%) (a)	(.35%) (a)
Total expenses	1.48% (a)	1.01% (a)	1.12% (a)	1,179.31% (a)
Expenses before offsets	.94%(a)	.93% (a)	.93% (a)	.70% (a)
Net expenses	.92% (a)	.92% (a)	.92% (a)	.70% (a)
Portfolio turnover	31%	5%	9%	11%
Net assets, ending (in thousands)	$2	$1,130	$0	$0

		Periods Ended
		September 30,	September 30,	September 30,
Class I Shares		2001	2000	1999^
Net asset value, beginning		$18.77	$13.57	$12.20
Income from investment operations
Net investment income (loss)		.04	(.03)	.03
Net realized and unrealized gain (loss)		(1.63)	5.23	1.34
Total from investment operations		(1.59)	5.20	1.37
Distributions from
Net realized gain		(1.42)	--	--
Total distributions		(1.42)	--	--
Total increase (decrease) in net asset value		(3.01)	5.20	1.37
Net asset value, ending		$15.76	$18.77	$13.57

Total return*		(8.65%)	38.32%	11.23%
Ratios to average net assets:
Net investment income (loss)		.25%	(.14%)	.36% (a)
Total expenses		64.09%	1.64%	1.87% (a)
Expenses before offsets		3.71%	.98%	.93% (a)
Net expenses		.82%	.82%	.82% (a)
Portfolio turnover		66%	113%	68%
Net assets, ending (in thousands)		$1	$46	$1,314

(a)        Annualized

*          Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^          From March 1, 1999 inception.

(x) The last remaining shareholder in Class I redeemed on January 18, 2002.

(y) Class I shares resumed on January 30, 2003 when the Calvert Social Investment Fund's Technology Portfolio merged into the Calvert New Vision Small Cap Fund. Subsequently, the last remaining shareholder redeemed on March 12, 2003.

(z) Class I shares resumed upon shareholder investment on July 31, 2003.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fee, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Calvert New Vision Small Cap Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

printed on recycled paper using soy-based inks


            Calvert

Investments that make a difference(R)

March 31, 2004

Semi-Annual Report

Calvert Income Fund

President's Letter

1

Portfolio Management Discussion

3

Schedule of Investments

6

Notes to Schedule of Investments

14

Statement of Assets and Liabilities

15

Statement of Operations

16

Statements of Changes in Net Assets

17

Notes to Financial Statements

19

Financial Highlights

23

Explanation of Financial Tables

27

Proxy Voting Disclosure

29

Dear Shareholders:

The past year has seen a resurgence of returns across nearly all categories of investment, with the S&P 500 showing a 14.07% gain for the six months ending March 31st and the Lehman U.S. Credit Index up a solid, though less dramatic, 3.78% over the same period.

While we at Calvert celebrate these very strong returns, we caution investors against becoming too caught up in short-term market movements.  Now, as at any time, prudent investors should work with their financial advisors to develop a sound asset allocation and investment strategy and stick to it, rebalancing as necessary to reach their targets.

Calvert continued this year to strive toward its dual goals of superior investment results and positive social impact.  On the investment side, we are very pleased that several Calvert funds recently have been recognized by the industry for their excellence.  Daniel Boone III, the manager of our largest stock fund, the Calvert Social Investment Fund Equity Portfolio, won the "Excellence in Fund Management Award" from Standard & Poor's. As a result, BusinessWeek magazine included Boone among their "Best Fund Managers of 2004."1 In addition, CSIF Bond Portfolio managed by Calvert Asset Management Company's fixed-income team, led by Greg Habeeb, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category.2 And we're proud that John Montgomery, manager of Calvert Large Cap Growth Fund, was named one of the best stock pickers of 2003 by Morningstar.3  In addition, the Calvert Large Cap Growth Fund was named to the USA Today "All Star Mutual Fund Team."4

We also maintain our commitment to an industry-leading standard for corporate responsibility. This year, for instance, Calvert commissioned an investor confidence survey to gauge investor confidence of corporate integrity and investor perceptions of the tie between corporate responsibility, risk reduction, and long-term returns.  The survey found that investors are, indeed, concerned about the issues uncovered at Enron and WorldCom, as well as within the mutual fund industry, and believe that their investments should be directed toward companies with sound corporate governance and reporting procedures. In addition, we launched a company-wide initiative, Corporate Responsibility Matters, which outlines five pillars of corporate responsibility and includes action steps for companies, investors and financial professionals.

We believe that investors should enjoy positive investment returns as a result of responsible corporate management.  Therefore, Calvert will continue to focus on both its objectives -- investment excellence and corporate responsibility with positive environmental and social impact -- as we go forward.  Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

April 2004

1 BusinessWeek magazine, March 22, 2004. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years.  BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years.  S&P evaluated each fund's one-, three-, and five-year performance against its peer group.  S&P also evaluated expenses, turnover, portfolio composition, investment style, and consistency.

2 The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among 149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

3 Nominees for Stock Fund Manager of the Year, December 11, 2003, Morningstar.

4 USA Today, "Fund Manager All Star Mutual Fund Team," February 26, 2004.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

Gregory Habeeb

Portfolio Manager*

Matt Nottingham, CFA

Portfolio Manager

of Calvert Asset Management Company

Performance

Calvert Income Fund Class A shares returned 5.81% for the six-month period ended March 31, 2004, substantially outperforming its portfolio benchmarks. The Lehman U.S. Credit Index returned 3.78% for the period, while the Lipper Corporate Debt Funds BBB-Rated Average returned 3.88%. On a 12-month basis, the Fund returned 15.10%, compared to 8.61% for the Lehman Index and 8.58% for its Lipper BBB-rated corporate bond peer group.

This strong performance was the result primarily of our favorable credit selection and trading strategies across many areas of the taxable bond universe, with particular emphasis on corporate and Treasury bonds.

* See page 29.

Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	9/30/03	9/30/03
Class A	5.81%	15.10%
Class B	5.42%	14.26%
Class C	5.44%	14.24%
Class I	6.09%	15.78%
Lehman Aggregate Bond Index TR**	2.98%	5.40%
Lehman U.S. Credit Index**	3.78%	8.61%
Lipper Corporate Debt Funds BBB-Rated Avg.**	3.88%	8.58%
Maturity Schedule
	Weighted Average
	3/31/04	9/30/03
	12 years	14 years

SEC Yields
	30 days ended
	3/31/04	9/30/03
Class A	2.30%	3.93%
Class B	1.68%	3.35%
Class C	1.70%	3.41%
Class I	3.04%	4.71%

Investment performance does not reflect the

deduction of any front-end or deferred sales charge.

TR represents total return.

** Source: Lipper Analytical Services, Inc.

Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	10.78%
Five year	8.11%
Ten year	8.47%
Since inception	9.67%
(10/12/82)

Class B Shares
One year	10.26%
Since inception	8.19%
(8/1/99)

Class C Shares
One year	13.24%
Since inception	9.21%
(8/1/00)

Class I Shares
One year	15.78%
Five year	9.48%
Since inception	9.76%
(3/1/99)

Investment Climate

Bonds continued their strong performance, as interest rates remained low after recovering from a temporary surge during the summer of 2003. Corporate bonds outperformed U.S. Treasury securities over the reporting period, continuing a trend that mirrors the advance of the stock market. Within the corporate bond world, weaker credits generally outperformed stronger credits. With the economy improving, bond investors seemed less worried about defaults and downgrades among lower-quality bonds.

Portfolio Strategy

Through the reporting period

In anticipation of rising rates, we have positioned our portfolio somewhat more defensively by shortening duration and increasing credit quality and security diversification. Since our portfolio had a shorter duration and higher credit quality than those of most of our competitors on a relative basis, we did not benefit substantially from the rally. However, our active trading style and credit selection helped our Fund perform competitively.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Going forward

Our belief is that both the rallies in Treasuries and the yield spreads for non-Treasuries have been extended beyond reasonable limits. We also believe that being defensive in this environment of potentially higher rates is the correct strategy. As a result, we will continue our strategy of maintaining a shorter duration and a lower exposure to corporate bonds, which we generally view as fully priced. We will also seek to avoid volatility-sensitive instruments like mortgage-backed securities and callable bonds. We still like the value of taxable municipal bonds and plan to maintain a healthy exposure to this market.

Outlook

We believe that economic stability is the order of the day. The economy seems to be improving, albeit at a rather slow pace. The job market has definitely strengthened in the last six months, resulting in the potential for rising inflation at long last. Therefore, we think that Federal Reserve Bank action is not so far in the future as others might believe. Accordingly, we will remain defensive against the rising-rates scenario -- negative for bonds -- by maintaining a shorter duration in our Fund.

April 2004

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Schedule of Investments

March 31, 2004

	Principal
Debt Securities - 91.4%	Amount	Value
Corporate Bonds - 70.7%
ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)	$3,156,458	$3,199,587
8.745%, 1/15/21 (e)	7,249,552	6,018,759
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (call 12/15/11 @ 100)	14,450,000	16,826,216
7.30%, 10/14/49 (call 12/15/08 @100) (e)	12,900,000	13,725,471
Alcan, Inc.:
1.37%, 12/8/04 (e) (r)	18,800,000	18,800,376
1.52%, 12/8/05 (e) (r)	19,000,000	19,000,380
Alliant Master Trust, 1.48%, 6/20/06 (e) (r)	27,500,000	27,500,000
American Airlines, Inc.:
1.730%, 9/23/07 (r)	16,465,482	16,463,836
3.857%, 7/9/10	5,861,712	5,903,975
American Buildings Co., VRDN, 1.10%, 8/1/20	4,200,000	4,200,000
American Cellular Corp., 10.00%, 8/1/11 (call 8/1/07 @ 100)	5,000,000	4,775,000
American Healthcare Funding LLC, VRDN, 1.09%, 5/1/27	1,400,000	1,400,000
AMVESCAP plc Senior Note, 6.60%, 5/15/05	1,000,000	1,051,150
ASIF Global Financing Corp.:
1.36%, 3/14/06 (e) (r)	59,200,000	59,200,000
1.27%, 5/30/06 (e) (r)	2,500,000	2,500,025
Atherton Franchisee Loan Funding LLP, 6.72%, 8/15/10 (e)	4,157,757	4,154,566
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	47,441,000	29,245,953
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	10,870,000	12,342,015
B F Saul Real Estate Investment Trust, 7.50%, 3/1/14
(call 3/1/09 @ 103.75)	18,300,000	18,574,500
Bank of America Corp., 1.27%, 2/17/09 (r)	5,350,000	5,353,456
BEA Systems Assets Trust 6.664%, 9/15/13	6,301,270	7,143,309
Bear Stearns Co., Inc., 1.42%, 1/30/09 (r)	23,350,000	23,350,000
Brascan Corp.:
8.125%, 12/15/08	8,500,000	10,066,635
5.75%, 3/1/10	1,000,000	1,081,530
7.125%, 6/15/12	2,400,000	2,736,000
Camden Property Trust, 7.00%, 4/15/04	2,500,000	2,503,450
Camp Pendleton and Quantico Military Housing,
5.937%, 10/1/43 (e)	2,900,000	2,990,016
Captec Franchise Trust, 6.504%, 5/25/05 (e)	2,056,504	2,063,111
Chase Funding Mortgage Loan:
4.045%, 5/25/33	4,800,000	4,894,800
5.416%, 5/25/33	20,000,000	20,589,600
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	11,000,000	11,013,588
Chevy Chase Bank FSB, 6.875%, 12/1/13 (call 12/1/08 @103.44)	7,550,000	7,738,750
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	3,500,000	3,924,760
CIT Group, Inc:
1.36%, 11/4/05 (r)	3,050,000	3,051,007
1.32%, 2/15/07 (r)	10,000,000	10,000,100
CNL Funding, 7.721%, 8/25/09 (e)	13,667,140	14,828,689
Comcast Cable Communications, Inc., 8.125%, 5/1/04	10,500,000	10,549,035
Continental Airlines, Inc., 2.02%, 12/6/07 (r)	10,350,000	10,348,965

	Principal
Debt Securities - Cont'd	Amount	Value
Daimler-Chrysler Auto Trust:
2.20%, 4/6/05	$1,052,288	$1,052,319
2.93%, 6/6/06	15,000,000	15,088,800
1.41%, 11/8/06	13,000,000	13,006,232
Daimler-Chrysler North American Holding Corp.:
6.90%, 9/1/04	1,000,000	1,021,270
7.40%, 1/20/05	1,000,000	1,045,250
1.91%, 9/26/05 (r)	21,300,000	21,284,451
Delphi Corp., 6.125%, 5/1/04	1,000,000	1,002,940
Delta Air Lines, Inc., 1.87%, 1/25/08 (r)	9,687,670	9,742,211
Dobie Center Properties Ltd, 6.75%, 5/1/28 (e)	8,510,000	9,699,358
Dominion Resources, Inc., 1.394%, 5/15/06 (r)	7,400,000	7,406,290
Doral Financial Corp., 8.50%, 7/8/04	3,675,000	3,734,829
Duke Capital LLC, 7.25%, 10/1/04	550,000	562,232
Dunn Nursing Home, Inc., VRDN, 1.10%, 2/1/24	3,000,000	3,000,000
Edison International, Inc., 6.875%, 9/15/04	10,375,000	10,530,625
Ensco Offshore Co, 4.65%, 10/15/20	3,882,000	3,939,298
Enclave at Lynn Haven LLC, VRDN, 1.15%, 10/1/29	5,150,000	5,150,000
Evangelical Lutheran Good Samaritan Fund, 6.78%, 11/1/05	2,000,000	2,144,876
Farm Credit Bank of Texas, 7.561%, 11/5/49 (call 12/15/13 @ 100)	4,000,000	4,188,000
FedEx Corp., 1.39%, 4/1/05 (e)(r)	48,500,000	48,490,300
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	8,741,398	8,942,898
First Republic Bank, 7.75%, 9/15/12	32,066,000	34,597,611
Ford Credit Auto Owner Trust, 2.70%, 6/15/07	12,852,000	12,986,946
Ford Motor Co.:
6.625%, 10/1/28	5,000,000	4,581,700
7.45%, 7/16/31	22,900,000	22,902,748
8.90%, 1/15/32	4,860,000	5,433,966
9.98%, 2/15/47	12,089,000	14,979,480
Ford Motor Credit Co., 7.50%, 6/15/04	2,245,000	2,269,560
General Motors Acceptance Corp.:
6.85%, 6/17/04	4,500,000	4,549,005
4.65%, 9/15/04	1,150,000	1,156,854
4.15%, 2/7/05	2,850,000	2,900,188
1.995%, 5/18/06 (r)	39,400,000	39,318,836
2.02%, 1/16/07	20,000,000	19,945,000
Zero Coupon Debentures, 12/1/12	10,400,000	6,219,200
8.00%, 11/1/31	22,013,000	24,372,353
General Motors Corp.:
8.25%, 7/15/23	5,100,000	5,694,099
1.00%, 3/15/36	6,875,000	2,877,737
Global Signal Trust I, 3.711%, 1/15/34	9,327,783	9,411,052
Golden Securities Corp, 1.396%, 12/2/13 (e) (r)	25,850,000	25,885,932
Great Lakes Power, Inc.:
9.00%, 8/1/04	5,185,000	5,278,589
8.30%, 3/1/05	44,500,000	46,477,580
Greater Bay Bancorp., 5.25%, 3/31/08	7,250,000	7,455,755
HCA, Inc.:
6.91%, 6/15/05	2,857,000	2,991,650
6.95%, 5/1/12	10,890,000	11,842,113
5.75%, 3/15/14	14,800,000	14,756,192
Heritage Property Investment Trust, Inc., 5.125%, 4/15/14	5,000,000	4,985,035

	Principal
Debt Securities - Cont'd	Amount	Value
Household Finance Corp.:
2.61%, 12/16/04 (r)	$44,500,000	$44,734,070
1.28%, 2/9/07 (r)	4,750,000	4,750,095
Huntington Bancshares, Inc., 1.35%, 12/1/05 (r)	6,500,000	6,502,164
IKON Receivables LLC, 1.33%, 12/17/07 (r)	6,650,000	6,654,346
Impac CMB Trust:
1.52%, 11/25/32 (r)	23,999,306	24,150,022
1.44%, 10/25/33 (r)	17,622,488	17,645,045
1.47%, 11/25/33 (r)	18,653,742	18,702,802
Interpool Capital Trust, 9.875%, 2/15/27 (call 2/15/07 @ 104.94)	44,283,000	30,887,392
Interpool, Inc., 7.35%, 8/1/07	18,975,000	17,551,875
iStar Financial, Inc., 5.125%, 4/1/11 (e)	11,400,000	11,428,500
JC Penney Co., 6.875%, 10/15/15	5,000,000	5,512,500
JetBlue Airways Corp., 1.485%, 12/15/13 (r)	3,000,000	3,029,880
La Quinta Inns, Inc., 7.27%, 2/26/07	1,750,000	1,793,750
LCOR Alexandria LLC, 6.625%, 9/15/19 (e)	22,500,000	25,429,275
Lennar Corp., 1.86%, 3/19/09 (r)	19,250,000	19,224,244
Leucadia National Corp., 7.00%, 8/15/13 (e)	8,900,000	9,211,500
LG&E Capital Corp., 6.205%, 5/1/04 (e)	250,000	250,750
Liberty Mutual Insurance Co.:
7.86%, 5/31/13	17,000,000	19,697,125
7.875%, 10/15/26 (e)	2,000,000	2,214,500
7.697%, 10/15/97 (e)	27,865,000	28,303,038
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e) (m)*	52,255,000	1,567,650
8.30%, 12/1/37 (e) (m)*	33,720,000	1,011,600
8.45%, 12/1/97 (e) (m)*	9,500,000	285,000
Masco Corp., 1.37%, 3/9/07 (e) (r)	41,700,000	41,673,771
Meridian Funding Co LLC, 1.62%, 8/30/07 (e) (r)	13,220,000	13,133,819
Meyer Cookware Industries, VRDN, 1.09%, 5/1/27	545,000	545,000
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	565,931
Nationwide Health Properties, Inc., 6.59%, 7/7/38
(put 7/7/08 @100) (e)	1,890,000	1,982,043
Nationwide Life Global Fund, 2.75%, 5/15/07 (e)	12,000,000	12,079,920
Nationwide Mutual Insurance Co., 6.60%, 4/15/34	5,000,000	4,988,800
NYMAGIC, Inc., 6.50%, 3/15/14 (e)	14,100,000	14,160,433
Oryx Energy Co., 8.375%, 7/15/04	1,390,000	1,415,173
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	4,000,000	4,041,880
Pacific Gas & Electric Co., 1.81%, 4/3/06 (call 10/3/04 @ 100) (r)	47,000,000	47,137,710
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	1,700,000	1,825,375
Patron's Legacy Partnership:
5.646%, 1/17/17 (e)	17,500,000	17,989,300
5.775%, 1/23/17 (e)	15,000,000	15,342,150
PF Export Receivables Master Trust:
3.748%, 6/1/13 (e)	13,900,000	13,847,736
6.436%, 6/1/15 (e)	2,447,636	2,509,806
Post Apartment Homes LP:
6.85%, 3/16/15	1,400,000	1,447,975
VRDN,1.09%, 7/15/29	750,000	750,000
Preferred Term Securities IX Ltd, 1.92%, 4/3/33
(call 4/3/03 @ 100) (e) (r)	1,000,000	1,000,020
Prestige Brands International, Inc., 9.25%, 4/15/12 (e)	1,500,000	1,477,500
PRICOA Global Funding I, 1.22%, 3/2/07 (e) (r)	17,350,000	17,338,636
	Principal
Debt Securities - Cont'd	Amount	Value
QBE Insurance Group Ltd, 5.647%, 7/1/23 (call 2/1/13 @ 100) (e)	$7,400,000	$7,429,926
Raytheon Co., 1.58%, 6/10/05 (r)	13,400,000	13,402,948
Rent-A-Center, Inc., 7.50%, 5/1/10 (call 5/1/06 @ 103.75)	1,250,000	1,325,000
Residential Asset Mortgage Products, Inc., 5.09%, 2/25/31	5,900,000	6,087,915
Residential Asset Security Corp.:
2.45%, 3/25/25	4,000,000	4,004,960
7.59%, 12/25/28	529,420	531,051
5.221%, 2/25/34	5,000,000	4,982,100
Roslyn Preferred Trust I, 4.78%, 4/1/32 (call 3/1/07 @ 100) (e)	6,900,000	7,107,000
SLM Corp., 1.07%, 7/25/35 (e) (r)	33,250,000	33,145,595
SLM Student Loan Trust, 1.33%, 12/15/17
(convertible/put/call 7/25/07 @ 100) (r)	10,000,000	10,059,700
Sociedad Concesionaria, 6.223%, 12/15/26 (e)	15,300,000	15,793,272
Southern California Edison Co.:
1.42%, 1/13/06 (r)	1,500,000	1,500,000
4.65%, 4/1/15	4,500,000	4,439,520
5.75%, 4/1/35	7,000,000	6,912,500
Southern Orthopaedic Properties, LLC, VRDN, 1.10%, 10/1/21	1,720,000	1,720,000
Sovereign Bank, 12.18%, 6/30/20 (e)	54,076,793	85,427,273
SPARCS Trust 99-1, Step Coupon, 0.0% to 4/15/19,
7.697% thereafter, 10/15/97	26,500,000	7,155,000
Sprint Capital Corp.:
5.875%, 5/1/04	3,600,000	3,608,460
8.75%, 3/15/32	6,500,000	8,195,135
State Street Capital Trust II, 1.62%, 2/15/08
(call 12/15/05 @ 100) (r)	2,000,000	2,013,720
STEER Trust, 6.646%, 11/15/18	5,404,451	5,228,806
StorageMax LLC, VRDN, 1.10%, 5/20/23	2,130,000	2,130,000
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	256,797
7.697%, 4/15/18 (e)	5,888,914	6,295,313
Zero Coupon, 10/1/97 (e)	15,000,000	1,475,744
Zero Coupon, 10/15/97 (e)	12,295,000	757,689
Zero Coupon, 10/15/97 (e)	13,500,000	3,245,628
Toll Road Investment Partnership II Zero Coupon Bonds:
2/15/10 (e)	22,100,000	17,066,217
2/15/11 (e)	7,600,000	5,540,894
2/15/13 (e)	17,000,000	10,985,281
2/15/14 (e)	21,900,000	13,471,172
2/15/19 (e)	5,000,000	2,071,830
2/15/26 (e)	19,975,000	5,074,769
2/15/28 (e)	34,128,000	7,737,876
2/15/29 (e)	26,940,000	5,767,558
2/15/30 (e)	21,000,000	4,236,204
2/15/32 (e)	26,940,000	5,123,395
2/15/33 (e)	23,520,000	4,214,290
Tyco International Group SA:
5.875%, 11/1/04	8,000,000	8,190,000
6.375%, 10/15/11	9,400,000	10,258,690
6.00%, 11/15/13 (e)	13,900,000	14,722,602
Unisys Corp., 6.875%, 3/15/10	4,325,000	4,757,500
United Energy Ltd, 6.00%, 11/1/05 (e)	3,800,000	4,062,618

	Principal
Debt Securities - Cont'd	Amount	Value
United Parcel Services, Inc., 0.64%, 3/27/50
(call 3/27/30 @ 105, put 3/27/10 @ 99) (r)	$2,030,000	$2,030,426
Valassis Communications Inc., Zero Coupon, 6/6/21	$950,000	$568,176
Verizon Wireless Capital LLC, 1.19%, 5/23/05 (e) (r)	46,500,000	46,452,663
Washington Mutual, Inc., 1.40%, 11/3/05 (r)	5,850,000	5,850,000
Westinghouse Air Brake Co., 6.875%, 7/31/13 (e)	2,000,000	2,140,000
William Street Funding Corp.:
1.42%, 4/23/06 (e) (r)	68,050,000	68,148,523
1.64%, 4/23/09 (e) (r)	19,000,000	19,282,032
World Financial Network Credit Card Master Note Trust,
1.46%, 5/15/12 (r)	3,900,000	3,923,799
Xerox Corp., 7.15%, 8/1/04	650,000	660,400

Total Corporate Bonds (Cost $1,980,367,212)		1,956,368,038

Taxable Municipal Obligations - 11.2%
Alameda County IDA Revenue VRDN, 1.08%, 7/1/30	500,000	500,000
Alaska State Housing Finance Corp. Revenue VRDN,
1.04%, 12/1/32	11,110,000	11,110,000
Baltimore Maryland Parking Facilities Revenue VRDN,
1.10%, 7/1/32	10,000,000	10,000,000
Colorado Housing & Finance Authority Revenue VRDN,
1.09%, 11/1/35	1,300,000	1,300,000
Columbus Georgia Development Authority Revenue VRDN,
1.15%, 12/1/19	4,000,000	4,000,000
Cook County Illinois GO Zero Coupon Notes:
12/1/13	1,195,000	765,625
12/1/14	1,410,000	846,776
Dakota County Minnesota MFH Revenue VRDN, 1.08%, 1/1/38	1,100,000	1,100,000
Denver Colorado City & County Zero Coupon Bonds, 12/15/16	21,495,000	11,244,894
Eugene Oregon Electric Utilities Zero Coupon Bonds, 8/1/25	1,500,000	432,975
Harrisburg Authority Pennsylvania Facility Subordinate Revenue
and Refunding, 5.50%, 9/1/25	9,005,000	9,295,952
Hillsborough County Florida Port Authority Zero Coupon Bonds,
6/1/10	735,000	583,583
Hoboken New Jersey GO Zero Coupon Bonds:
4/1/28	1,200,000	291,216
4/1/29	1,280,000	292,326
4/1/30	1,355,000	291,339
4/1/31	1,435,000	290,602
4/1/32	1,520,000	289,119
4/1/33	1,610,000	287,643
Kansas State Finance Development Authority Revenue Bonds:
4.812%, 5/1/16	2,500,000	2,541,200
4.912%, 5/1/17	2,500,000	2,543,425
5.012%, 5/1/18	2,000,000	2,044,620
5.371%, 5/1/26	6,800,000	6,913,560
5.501%, 5/1/34	10,000,000	10,247,800
Kit Carson County Colorado Agriculture Development Revenue
VRDN, 1.08%, 6/1/27	1,395,000	1,395,000

	Principal
Taxable Municipal Obligations - Cont'd	Amount	Value
Nashville Tennessee Metropolitan Airport Authority Revenue
Bonds, 4.97%, 7/1/12	$1,145,000	$1,205,868
Metropolitan Washington DC Airport Authority System
Revenue Bonds, 5.39%, 10/1/15 (call 10/1/13 @ 100)	1,365,000	1,437,577
Middlesex County New Jersey GO Bonds, 5.16%, 10/1/21	2,145,000	2,226,960
Nevada State Housing Division Revenue VRDN, 1.07%, 4/15/35	450,000	450,000
New Brunswick New Jersey GO Zero Coupon Bonds, 10/15/29	6,670,000	1,530,031
New Jersey Economic Development Authority Zero Coupon Bonds:
2/15/17	10,700,000	5,546,024
2/15/19	138,000,000	62,305,620
2/15/24	26,291,000	8,499,355
New York City Housing Development Corp. Revenue VRDN:
1.06%, 8/15/32	675,000	675,000
1.07%, 6/1/33	4,200,000	4,200,000
New York State Housing Finance Agency Revenue VRDN,
1.07%, 11/1/33	5,020,000	5,020,000
Niagara Falls New York Water & Sewage System Revenue Bonds:
5.03%, 7/15/13	565,000	588,933
5.15%, 7/15/14 (call 7/15/13 @ 100)	655,000	680,931
Oregon School Boards Association GO Zero Coupon Notes:
6/30/15	5,000,000	2,900,650
6/30/16	12,080,000	6,545,790
6/30/17	18,000,000	9,052,740
6/30/18	6,000,000	2,816,160
6/30/19	7,400,000	3,237,500
6/30/20	4,500,000	1,841,400
6/30/21	5,400,000	2,060,154
6/30/22	7,870,000	2,804,238
6/30/23	18,770,000	6,261,672
Pembroke Pines Florida Communications Services Tax Revenue
Bonds, 4.75%, 10/1/19	5,295,000	5,186,929
Philadelphia Pennsylvania IDA Revenue Bond, 6.488%, 6/15/04	18,062,557	18,232,165
Philadelphia Pennsylvania IDA Zero Coupon Notes:
4/15/14	4,389,000	2,753,132
4/15/19	3,145,000	1,394,839
4/15/21	51,100,000	19,762,414
4/15/22	12,750,000	4,602,495
Phoenix Arizona IDA Revenue Bonds, 6.85%, 12/1/25	19,900,000	23,435,235
Port St. Lucie Florida Special Assessment Revenue Bonds:
4.75%, 1/1/11	1,710,000	1,788,198
5.05%, 1/1/13	805,000	840,227
Southeast Alabama Gas Distribution Revenue VRDN,
1.10%, 6/1/25	4,800,000	4,800,000
Texas State GO Revenue VRDN, 1.06%, 12/1/09	6,000,000	6,000,000
Wisconsin State General Revenue Bonds, 5.70%, 5/1/26	10,000,000	10,570,600

Total Taxable Municipal Obligations (Cost $288,589,606)		309,860,491

U.S. Government Agencies	Principal
and Instrumentalities - 6.2%	Amount	Value
Central American Bank For Economic Integration
AID Bonds, 6.79%, 10/1/10	$5,365,405	$6,041,821
Federal Home Loan Bank:
2.25%, 3/8/07 (call 7/30/14 @ 100)	12,800,000	12,784,666
2.25%, 3/28/07 (call 4/28/04 @ 100)	14,500,000	14,509,092
Federal Home Loan Bank Discount Notes, 4/1/04	109,000,000	109,000,000
Freddie Mac:
2.25%, 3/24/08 (call 3/24/05 @ 100)	17,800,000	17,862,122
4.10%, 1/28/14	5,000,000	5,015,350
Ginnie Mae, 11.00%, 10/15/15	688	784
Kingdom of Jordan, Guaranteed by the United States Agency
of International Development, 8.75%, 9/1/19	1,738,760	2,247,817
Kingdom of Morocco, Guaranteed by the United States Agency
of International Development, 7.55%, 7/15/26	4,750,000	5,477,747

Total U.S. Government Agencies
and Instrumentalities (Cost $172,277,021)		172,939,399

U.S. Treasury - 3.3%
U.S. Treasury Bonds, 5.375%, 2/15/31	29,315,000	31,948,660
U.S. Treasury Notes:
2.625%, 11/15/06	2,425,000	2,473,112
3.00%, 2/15/09	810,000	818,983
2.625%, 3/15/09	12,050,000	11,963,360
4.00%, 2/15/14	43,215,000	43,781,981

Total U.S. Treasury (Cost $90,724,627)		90,986,096

Equity Securities - 6.8%	Shares	Value
Allstream, Inc.:
Class A	13,100	$720,500
Class B	704,720	39,605,969
Conseco, Inc.:
Common *	2,601,132	60,242,217
Warrants *	4,955	33,648
Covad Communications Group, Inc. *	94,233	237,467
First Republic Capital Corp., (Preferred) (e)	2,150	2,214,500
Ford Motor Co. Capital Trust II (Preferred)	205,200	10,885,860
General Motors, Inc.(Preferred)	798,000	24,426,780
RC Trust I, (Trust Preferred)	22,750,000	24,555,804
Richmond County Capital Corp. (Preferred) (e)	17,000	1,737,194
Roslyn Real Estate Asset Corp. (Preferred) (e)	222,000	22,914,573

Total Equity Securities (Cost $167,907,270)		187,574,512

TOTAL INVESTMENTS (Cost $2,699,865,736) - 98.2%		2,717,728,536
Other assets and liabilities, net - 1.8%		50,875,923
Net Assets - 100%		$2,768,604,459

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Sold:
2 Year U.S. Treasury Notes	3,485	6/04	$749,873,988	$448,900
5 Year U.S. Treasury Notes	962	6/04	109,247,125	(4,348)
10 Year U.S. Treasury Notes	422	6/04	48,701,437	116,093
Total Sold				$560,645

See notes to schedule of investments and notes to financial statements.

Notes to Schedule of investments

*          Non-income producing security.

(e)        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)       The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January 2004. Subsequent to March 31, 2004, the Illinois Insurance Department prohibited Lumbermens from making interest payments due in June and July 2004. This security is no longer accruing interest.

(n)        The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January 2004. This TIERS security is based on interest payments from Lumbermens. Subsequent to March 31, 2004, the Illinois Insurance Department prohibited Lumbermens from making interest payments due in June and July 2004. This security is no longer accruing interest.

(r)        Adjustable rate security.

Abbreviations:

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LLP: Limited Liability Partnership

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets	Value
Investments in securities, at value (Cost $2,699,865,736) -
see accompanying schedule	$2,717,728,536
Cash	1,041,867
Receivable for securities sold	165,708,465
Receivable for shares sold	10,906,330
Interest and dividends receivable	17,796,289
Collateral at broker for futures (cash)	3,394,000
Other assets	65,462
Total assets	2,916,640,949

Liabilities
Payable for securities purchased	138,534,485
Payable for shares redeemed	4,748,718
Payable to Calvert Asset Management Co., Inc.	1,384,850
Payable to Calvert Administrative Services Company	682,267
Payable to Calvert Shareholder Services, Inc.	46,985
Payable to Calvert Distributors, Inc.	947,201
Payable for futures variation margin	1,372,284
Accrued expenses and other liabilities	319,700
Total liabilities	148,036,490
Net Assets	$2,768,604,459

Net Assets Consist of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
Class A: 120,801,275 shares outstanding	$2,056,348,589
Class B: 22,070,805 shares outstanding	373,255,711
Class C: 12,686,804 shares outstanding	213,717,679
Class I: 3,331,021 shares outstanding	55,455,766
Undistributed net investment income	474,473
Accumulated net realized gain (loss) on investments	50,928,796
Net unrealized appreciation (depreciation) on investments	18,423,445

Net Assets	$2,768,604,459

Net Asset Value Per Share
Class A (based on net assets of $2,105,177,176)	$17.43
Class B (based on net assets of $384,414,638)	$17.42
Class C (based on net assets of $220,982,922)	$17.42
Class I (based on net assets of $58,029,723)	$17.42

See notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2004

Net Investment Income
Investment Income:
Interest income	$51,343,319
Dividend income (net of foreign taxes withheld of $284,505)	2,726,985
Total investment income	54,070,304

Expenses:
Investment advisory fee	4,884,864
Administrative fees	3,651,096
Transfer agency fees and expenses	2,421,947
Distribution plan expenses:
Class A	2,289,475
Class B	1,887,962
Class C	1,029,798
Trustees' fees and expenses	79,814
Custodian fees	135,927
Registration fees	71,918
Reports to shareholders	243,024
Professional fees	141,594
Accounting fees	56,475
Miscellaneous	31,166
Total expenses	16,925,060
Fees paid indirectly	(192,722)
Net expenses	16,732,338
Net Investment Income	37,337,966

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	74,763,432
Futures	(13,512,487)
61,250,945
Change in unrealized appreciation (depreciation) on:
Investments	29,020,072
Futures	9,565,581
38,585,653

Net Realized and Unrealized Gain
(Loss) on Investments	99,836,598

Increase (Decrease) in Net Assets
Resulting From Operations	$137,174,564

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$37,337,966	$95,973,728
Net realized gain (loss)	61,250,945	114,999,961
Change in unrealized appreciation (depreciation)	38,585,653	73,981,847

Increase (Decrease) in Net Assets
Resulting From Operations	137,174,564	284,955,536

Distributions to shareholders from
Net investment income:
Class A Shares	(30,545,426)	(72,061,182)
Class B Shares	(4,898,835)	(13,536,764)
Class C Shares	(2,703,700)	(7,064,046)
Class I Shares	(1,120,785)	(2,243,021)
Net realized gain:
Class A Shares	(80,172,453)	(9,114,370)
Class B Shares	(16,996,885)	(2,022,381)
Class C Shares	(9,198,730)	(1,020,676)
Class I Shares	(2,516,412)	(207,917)
Total distributions	(148,153,226)	(107,270,357)

Capital share transactions:
Shares sold:
Class A Shares	607,525,396	592,462,132
Class B Shares	28,674,908	59,959,752
Class C Shares	48,271,347	65,935,869
Class I Shares	4,908,179	21,546,923
Reinvestment of distributions:
Class A Shares	83,349,606	60,945,982
Class B Shares	14,154,664	9,788,794
Class C Shares	5,964,591	3,869,578
Class I Shares	2,634,830	2,410,438
Shares redeemed:
Class A Shares	(251,646,569)	(599,191,480)
Class B Shares	(25,782,673)	(51,278,897)
Class C Shares	(26,958,730)	(49,445,938)
Class I Shares	(4,095,254)	(6,970,948)
Total capital share transactions	487,000,295	110,032,205

Total Increase (Decrease) in Net Assets	476,021,633	287,717,384

Net Assets
Beginning of period	2,292,582,826	2,004,865,442
End of period (including undistributed net investment income
of $474,473 and $2,405,253, respectively.)	$2,768,604,459	$2,292,582,826

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A Shares	34,936,718	35,494,432
Class B Shares	1,646,675	3,623,140
Class C Shares	2,774,956	3,968,741
Class I Shares	283,939	1,301,456
Reinvestment of distributions:
Class A Shares	4,856,427	3,684,142
Class B Shares	825,825	592,765
Class C Shares	347,977	234,181
Class I Shares	153,510	144,858
Shares redeemed:
Class A Shares	(14,455,868)	(36,057,896)
Class B Shares	(1,481,350)	(3,072,978)
Class C Shares	(1,546,300)	(2,952,002)
Class I Shares	(235,544)	(410,955)
Total capital share activity	28,106,965	6,549,884

See notes to financial statements.

Notes to Financial Statements

Note A ---- Significant Accounting Policies

General: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares).  The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .40% on the first $2 billion, and .375% over $2 billion.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, and C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B and C shares, allow the Fund to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50%, 1.00% and 1.00% annually of the Fund's average daily net assets of Class A, B and C, respectively. Class I does not have Distribution plan expenses.

The Distributor received $329,518 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2004.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $234,164 for the six months ended March 31, 2004. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term and U.S. government securities, were $2,976,606,618 and $2,535,254,296, respectively.

The cost of investments owned at March 31, 2004 for federal income tax purposes was $2,706,130,025. Net unrealized appreciation aggregated $11,598,511, of which $90,371,411 related to appreciated securities and $78,772,900 related to depreciated securities.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2004, such purchase and sales transactions were $228,641,210 and $214,182,500, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2004. For the six months ended March 31, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$958,177	1.56%	$25,000,000	October 2003

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$17.53	$16.14	$17.48
Income from investment operations
Net investment income	.28	.79	1.03
Net realized and unrealized gain (loss)	.71	1.48	(.71)
Total from investment operations	.99	2.27	.32
Distributions from
Net investment income	(.29)	(.78)	(1.04)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.09)	(.88)	(1.66)
Total increase (decrease) in net asset value	(.10)	1.39	(1.34)
Net asset value, ending	$17.43	$17.53	$16.14

Total return*	5.81%	14.51%	1.93%
Ratios to average net assets:
Net investment income	3.17% (a)	4.69%	6.21%
Total expenses	1.21% (a)	1.21%	1.12%
Expenses before offsets	1.21% (a)	1.21%	1.12%
Net expenses	1.20% (a)	1.21%	1.11%
Portfolio turnover	413%	1,046%	1,540%
Net assets, ending (in thousands)	$2,105,177	$1,673,699	$1,490,514

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$16.66	$17.08	$17.17
Income from investment operations
Net investment income	1.14	1.15	.99
Net realized and unrealized gain (loss)	.98	(.16)	.74
Total from investment operations	2.12	.99	1.73
Distributions from
Net investment income	(1.14)		(.99)
In excess of net realized gain	--	(1.16)	--
Net realized gain	(.16)	(.25)	(.83)
Total distributions	(1.30)	(1.41)	(1.82)
Total increase (decrease) in net asset value	.82	(.42)	(.09)
Net asset value, ending	$17.48	$16.66	$17.08

Total return*	13.31%	6.11%	10.68%
Ratios to average net assets:
Net investment income	6.66%	7.47%	6.01%
Total expenses	1.10%	1.20%	1.32%
Expenses before offsets	1.10%	1.20%	1.32%
Net expenses	1.08%	1.17%	1.23%
Portfolio turnover	2,645%	3,264%	3,454%
Net assets, ending (in thousands)	$945,671	$442,709	$91,764

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$17.52	$16.13	$17.47
Income from investment operations
Net investment income	.22	.66	.89
Net realized and unrealized gain (loss)	.71	1.48	(.71)
Total from investment operations	.93	2.14	.18
Distributions from
Net investment income	(.23)	(.65)	(.90)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.03)	(.75)	(1.52)
Total increase (decrease) in net asset value	(.10)	1.39	(1.34)
Net asset value, ending	$17.42	$17.52	$16.13

Total return*	5.42%	13.67%	1.14%
Ratios to average net assets:
Net investment income	2.47% (a)	3.94%	5.42%
Total expenses	1.94% (a)	1.94%	1.94%
Expenses before offsets	1.94% (a)	1.94%	1.94%
Net expenses	1.92% (a)	1.94%	1.93%
Portfolio turnover	413%	1,046%	1,540%
Net assets, ending (in thousands)	$384,415	$369,355	$321,562

		Periods Ended
	September 30,	September 30,	September 30,
Class B Shares	2001	2000	1999 ^
Net asset value, beginning	$16.66	$17.06	$17.02
Income from investment operations
Net investment income	1.00	.97	.13
Net realized and unrealized gain (loss)	.98	(.17)	.05
Total from investment operations	1.98	.80	.18
Distributions from
Net investment income	(1.01)	(.95)	(.14)
Net realized gain	(.16)	(.25)	--
Total distributions	(1.17)	(1.20)	(.14)
Total increase (decrease) in net asset value	.81	(.40)	.04
Net asset value, ending	$17.47	$16.66	$17.06

Total return*	12.38%	4.95%	1.06%
Ratios to average net assets:
Net investment income	5.74%	6.75%	5.00% (a)
Total expenses	1.93%	2.15%	3.74% (a)
Expenses before offsets	1.93%	2.15%	2.98% (a)
Net expenses	1.91%	2.12%	2.91% (a)
Portfolio turnover	2,645%	3,264%	3,454%
Net assets, ending (in thousands)	$144,580	$31,646	$1,231

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$17.52	$16.13	$17.47
Income from investment operations
Net investment income	.22	.67	.89
Net realized and unrealized gain (loss)	.71	1.48	(.71)
Total from investment operations	.93	2.15	.18
Distributions from
Net investment income	(.23)	(.66)	(.90)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.03)	(.76)	(1.52)
Total increase (decrease) in net asset value	(.10)	1.39	(1.34)
Net asset value, ending	$17.42	$17.52	$16.13

Total return*	5.44%	13.72%	1.09%
Ratios to average net assets:
Net investment income	2.49% (a)	3.98%	5.40%
Total expenses	1.92% (a)	1.89%	1.97%
Expenses before offsets	1.92% (a)	1.89%	1.97%
Net expenses	1.90% (a)	1.88%	1.96%
Portfolio turnover	413%	1,046%	1,540%
Net assets, ending (in thousands)	$220,983	$194,686	$159,007

		Periods Ended
		September 30,	September 30,
Class C Shares		2001	2000^^
Net asset value, beginning		$16.67	$16.59
Income from investment operations
Net investment income		.98	.15
Net realized and unrealized gain (loss)		.95	.11
Total from investment operations		1.93	.26
Distributions from
Net investment income		(.97)	(.18)
Net realized gain		(.16)	--
Total distributions		(1.13)	(.18)
Total increase (decrease) in net asset value		.80	.08
Net asset value, ending		$17.47	$16.67

Total return*		12.09%	1.58%
Ratios to average net assets:
Net investment income		5.32%	7.42% (a)
Total expenses		2.09%	2.16% (a)
Expenses before offsets		2.09%	2.16% (a)
Net expenses		2.06%	2.13% (a)
Portfolio turnover		2,645%	3,264%
Net assets, ending (in thousands)		$38,185	$1,179

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$17.53	$16.13	$17.46
Income from investment operations
Net investment income	.34	.89	1.06
Net realized and unrealized gain (loss)	.70	1.49	(.66)
Total from investment operations	1.04	2.38	.40
Distributions from
Net investment income	(.35)	(.88)	(1.11)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.15)	(.98)	(1.73)
Total increase (decrease) in net asset value	(.11)	1.40	(1.33)
Net asset value, ending	$17.42	$17.53	$16.13

Total return*	6.09%	15.31%	2.46%
Ratios to average net assets:
Net investment income	3.82% (a)	5.22%	6.70%
Total expenses	.57% (a)	.57%	.61%
Expenses before offsets	.57% (a)	.57%	.61%
Net expenses	.56% (a)	.56%	.60%
Portfolio turnover	413%	1,046%	1,540%
Net assets, ending (in thousands)	$58,030	$54,842	$33,782

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2001	2000	1999 ^^^
Net asset value, beginning	$16.63	$17.06	$16.73
Income from investment operations
Net investment income	1.22	1.26	.63
Net realized and unrealized gain (loss)	.97	(.21)	.34
Total from investment operations	2.19	1.05	.97
Distributions from
Net investment income	(1.20)	(1.23)	(.64)
Net realized gain	(.16)	(.25)	--
Total distributions	(1.36)	(1.48)	(.64)
Total increase (decrease) in net asset value	.83	(.43)	.33
Net asset value, ending	$17.46	$16.63	$17.06

Total return*	13.81%	6.48%	5.83%
Ratios to average net assets:
Net investment income	7.40%	7.78%	6.37% (a)
Total expenses	.68%	.82%	1.07% (a)
Expenses before offsets	.68%	.75%	.81% (a)
Net expenses	.66%	.72%	.72% (a)
Portfolio turnover	2,645%	3,264%	3,454%
Net assets, ending (in thousands)	$14,311	$13,954	$6,442

(a)        Annualized

*          Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^          From August 1, 1999, inception.

^^ From August 1, 2000, inception.

^^^ From March 1, 1999, inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PORTFOLIO MANAGER INFORMATION TABLE

Name: Gregory Habeeb

Position: Senior Vice President and Head of the Taxable Bond Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Habeeb is the senior member of the CAMCO Taxable Bond Division portfolio management team and oversees all investment management decisions and operations for Calvert's taxable bond funds. He received a BS in mathematics from MIT and an MS in mathematics from NYU's Courant Institute of Mathematical Sciences. He has 23 years of experience in the financial services industry, including nine years on Wall Street as an analyst and trader.

PROXY VOTING DISCLOSURE

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Calvert Income Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

printed on recycled paper using soy-based inks


            Calvert

Investments that make a difference(R)

March 31, 2004

Semi-Annual Report

Calvert Short Duration

Income Fund

President's Letter

1

Portfolio Management Discussion

3

Schedule of Investments

6

Statement of Assets and Liabilities

11

Statement of Operations

12

Statements of Changes in Net Assets

13

Notes to Financial Statements

15

Financial Highlights

19

Explanation of Financial Tables

21

Proxy Voting Disclosure

23

Dear Shareholders:

The past year has seen a resurgence of returns across nearly all categories of investment, with the S&P 500 showing a 14.07% gain for the six months ending March 31st and the Lehman U.S. Credit Index up a solid, though less dramatic, 3.78% over the same period.

While we at Calvert celebrate these very strong returns, we caution investors against becoming too caught up in short-term market movements.  Now, as at any time, prudent investors should work with their financial advisors to develop a sound asset allocation and investment strategy and stick to it, rebalancing as necessary to reach their targets.

Calvert continued this year to strive toward its dual goals of superior investment results and positive social impact.  On the investment side, we are very pleased that several Calvert funds recently have been recognized by the industry for their excellence.  Daniel Boone III, the manager of our largest stock fund, the Calvert Social Investment Fund Equity Portfolio, won the "Excellence in Fund Management Award" from Standard & Poor's. As a result, BusinessWeek magazine included Boone among their "Best Fund Managers of 2004."1 In addition, CSIF Bond Portfolio managed by Calvert Asset Management Company's fixed-income team, led by Greg Habeeb, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category.2 And we're proud that John Montgomery, manager of Calvert Large Cap Growth Fund, was named one of the best stock pickers of 2003 by Morningstar. 3  In addition, the Calvert Large Cap Growth Fund was named to the USA Today "All Star Mutual Fund Team." 4

We also maintain our commitment to an industry-leading standard for corporate responsibility. This year, for instance, Calvert commissioned an investor confidence survey to gauge investor confidence of corporate integrity and investor perceptions of the tie between corporate responsibility, risk reduction, and long-term returns.  The survey found that investors are, indeed, concerned about the issues uncovered at Enron and WorldCom, as well as within the mutual fund industry, and believe that their investments should be directed toward companies with sound corporate governance and reporting procedures. In addition, we launched a company-wide initiative, Corporate Responsibility Matters, which outlines five pillars of corporate responsibility and includes action steps for companies, investors and financial professionals.

We believe that investors should enjoy positive investment returns as a result of responsible corporate management.  Therefore, Calvert will continue to focus on both its objectives -- investment excellence and corporate responsibility with positive environmental and social impact -- as we go forward.  Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

April 2004

1 BusinessWeek magazine, March 22, 2004. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years.  BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years.  S&P evaluated each fund's one-, three-, and five-year performance against its peer group.  S&P also evaluated expenses, turnover, portfolio composition, investment style, and consistency.

2 The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among 149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

3 Nominees for Stock Fund Manager of the Year, December 11, 2003, Morningstar.

4 USA Today, "Fund Manager All Star Mutual Fund Team," February 26, 2004.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

Gregory Habeeb

Portfolio Manager*

Matt Nottingham, CFA

Portfolio Manager

of Calvert Asset Management Company

Performance

For the six-month period ended March 31, 2004, Calvert Short Duration Income Fund Class A shares returned 3.46%, outperforming the benchmark Lehman 1-5 Year Credit Index return of 2.27%. For the 12-month period ended on the same date, the Fund returned 8.18%, compared with the Lehman Index's 5.55%.

The Fund also outperformed its peer group as measured by the Lipper Short Investment Grade Debt Funds Average, which returned 1.26% for six months and 2.64% for 12 months. Notably, in this category, Calvert Short Duration Income Fund is #1 Lipper rated since inception and #2 rated for one year among 121 and 155 funds, respectively.1

This strong performance was the result primarily of our favorable credit selection and trading strategies across many areas of the taxable bond universe, with particular emphasis on corporate and Treasury bonds.

* See page 23.

Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	3.46%	8.18%
Class C	2.97%	7.12%
Class I	3.70%	8.70%
Lehman 1-5 Year Credit Index**	2.27%	5.55%
Lipper Short Investment Grade Debt Funds Avg***	1.26%	2.64%
Maturity Schedule
	Weighted Average
	3/31/04	9/30/03
	5 years	5 years

SEC Yields
	30 days ended
	3/31/04	9/30/03
Class A	1.72%	2.53%
Class C	0.92%	1.53%
Class I	2.24%	3.04%

Investment performance does not reflect the

deduction of any front-end or deferred sales charge.

** Source: Lehman Brothers, Inc.

*** Source: Lipper Analytical Services, Inc.

Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	5.22%
Since inception	8.71%

(1/31/02)

Class C Shares
One year	6.12%
Since inception	7.38%
(10/1/02)

Class I Shares
One year	8.70%
Since inception	9.53%
(2/27/02)

Investment Climate

Bonds continued their strong performance, as interest rates remained low after recovering from a temporary surge during the summer of 2003. Corporate bonds outperformed U.S. Treasury securities over the reporting period, continuing a trend that mirrors the advance of the stock market. Within the corporate bond world, weaker credits generally outperformed stronger credits. With the economy improving, bond investors seemed less worried about defaults and downgrades among lower-quality bonds.

Portfolio Strategy

Through the reporting period

In anticipation of rising rates, we have positioned our portfolio somewhat more defensively by shortening duration and increasing credit quality and security diversification. Since our portfolio had a shorter duration and higher quality than those of most of our competitors on a relative basis, we did not benefit substantially from the rally. However, our active trading style and credit selection helped our Fund perform competitively.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 2.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Going forward

Our belief is that the rallies in both Treasuries and yield spreads for non-Treasuries have been extended beyond reasonable limits. We also believe that being defensive in this environment of potentially higher rates is the correct strategy. As a result, we will continue our strategy of maintaining a shorter duration and a lower exposure to corporate bonds, which we generally view as fully priced. We will also seek to avoid volatility-sensitive instruments like mortgage-backed securities and callable bonds. We still like the value of taxable municipal bonds and plan to maintain a healthy exposure to this market.

Outlook

We believe that economic stability is the order of the day. The economy seems to be improving, albeit at a rather slow pace. The job market has definitely strengthened in the last six months, resulting in the potential for rising inflation at long last. Therefore, we think that Federal Reserve Bank action is not so far in the future as others might believe and will remain defensive against the rising-rates scenario -- negative for bonds -- by maintaining a shorter duration.

April 2004

1 Calvert Short Duration Income Fund's inception date is 1/31/02. . Lipper rankings are based on total returns at NAV, assuming reinvestment of dividends and capital gains, distributions, and the deduction of all fund expenses. Lipper rankings reflect historical risk-adjusted performance as of 3/31/04 and are subject to change every month. Source: Lipper, Inc.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Schedule of Investments

March 31, 2004

	Principal
Corporate Bonds - 77.2%	Amount	Value
ACLC Business Loan Receivables Trust, 7.585%, 1/15/21 (e)	$789,114	$799,897
Alcan, Inc., 1.37%, 12/8/04 (call 6/8/04 @ 100) (e)(r)	1,000,000	1,000,020
Alliant Master Trust, 1.48%, 6/20/06 (e)(r)	2,000,000	2,000,000
Aluminum Corp., 1.52%, 12/8/05 (e)(r)	1,000,000	1,000,020
American Airlines, Inc.:
1.73%, 9/23/07 (r)	878,159	878,071
3.857%, 7/9/10	976,952	983,996
American Express Credit Corp., 1.23%, 9/19/06 (r)	1,000,000	1,002,460
ASIF Global Financing XXI, 1.36%, 3/15/07 (e)(r)	2,000,000	2,000,000
Atherton Franchisee Loan Funding LLP, 6.72%, 8/15/10 (e)	1,269,544	1,268,570
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	350,000	215,765
Autopista Del Maipo Sociedad, 7.373%, 6/15/22 (e)	255,000	289,532
Bank of America Corp., 1.27%, 2/17/09 (r)	1,000,000	1,000,646
Bear Stearns Co.'s, Inc., 1.42%, 1/30/09 (r)	1,500,000	1,500,000
BF Saul REIT, 7.50%, 3/1/14 (call 3/1/09 @ 103.75) (e)	1,000,000	1,015,000
Brascan Corp.:
8.125%, 12/15/08	1,250,000	1,480,387
7.125%, 6/15/12	500,000	570,000
Camden Property Trust, 7.00%, 4/15/04	965,000	966,332
Captec Franchise Trust, 6.504%, 5/25/05 (e)	87,140	87,420
CarrAmerica Realty Corp., 7.20%, 7/1/04	125,000	126,605
Central Garden & Pet Co., 9.125%, 2/1/13
(call 2/1/08 @ 104.563)	250,000	279,063
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,500,000	2,549,375
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	1,000,000	1,001,235
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	1,500,000	1,682,040
CIT Group, Inc., 1.36%, 11/4/05 (r)	3,500,000	3,501,155
CNL Funding, 7.721%, 8/25/09 (e)	493,144	535,056
Columbia HCA Healthcare Corp., 6.91%, 6/15/05	1,000,000	1,047,130
Comcast Cable Communications, Inc. 8.125%, 5/1/04	2,000,000	2,009,340
Continental Airlines, Inc., 2.02%, 12/6/07 (r)	1,000,000	999,900
Credit Suisse First Boston USA, Inc., 1.39%, 6/19/06 (r)	500,000	499,780
Daimler-Benz North America Holding Corp., 1.91%, 9/26/05 (r)	3,500,000	3,497,445
DaimlerChrysler Auto Trust, 1.41%, 11/8/06	1,500,000	1,500,719
DaimlerChrysler North American Holding Corp.:
6.90%, 9/1/04	1,220,000	1,245,949
7.40%, 1/20/05	800,000	836,200
Delphi Corp., 6.125%, 5/1/04	250,000	250,735
Delta Air Lines, Inc., 1.87%, 1/25/08 (r)	1,404,010	1,411,915
Dominion Resources, Inc., 1.394%, 5/15/06 (r)	500,000	500,425
Doral Financial Corp., 8.50%, 7/8/04	500,000	508,140
Duke Capital LLC, 7.25%, 10/1/04	500,000	511,120
Edison International, Inc., 6.875%, 9/15/04	300,000	304,500
EOP Operating LP, 6.50%, 6/15/04	725,000	731,714
FedEx Corp., 1.39%, 4/1/05 (e)(r)	2,000,000	1,999,600
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	689,559	705,454
First Republic Bank, 7.75%, 9/15/12	1,528,000	1,648,636
Florida Residential Property & Casualty, 7.45%, 7/1/04 (e)	100,000	101,429
Florida Windstorm Underwriting Association, 6.70%, 8/25/04 (e)	135,000	137,762
	Principal
Corporate Bonds - Cont'd	Amount	Value
Ford Credit Auto Owner Trust, 2.70%, 6/15/07
(call 4/15/06 @ 100)	$1,000,000	$1,010,500
Ford Motor Credit Co.:
7.50%, 6/15/04	1,444,000	1,459,797
6.70%, 7/16/04	1,554,000	1,575,181
General Motors Acceptance Corp.:
6.85%, 6/17/04	1,150,000	1,162,523
4.15%, 2/7/05	1,000,000	1,017,610
1.995%, 5/18/06 (r)	5,250,000	5,239,185
Global Signal Trust I, 3.711%, 1/15/34 (e)	1,496,436	1,509,794
Golden Securities Corp., 1.396%, 12/2/13 (e)(r)	2,000,000	2,002,780
Goldman Sachs Group, Inc., 1.29%, 10/27/06 (r)	2,000,000	2,000,520
Great Lakes Power, Inc.:
9.00%, 8/1/04	2,000,000	2,036,100
8.30%, 3/1/05	3,350,000	3,498,874
Greater Bay Bancorp., 5.25%, 3/31/08	1,800,000	1,851,084
HCA, Inc., 6.95%, 5/1/12	500,000	543,715
Health Care REIT, Inc., 6.00%, 11/15/13	500,000	525,340
Hertz Corp., 8.25%, 6/1/05	1,000,000	1,056,030
Household Finance Corp.:
2.61%, 12/16/04 (r)	500,000	502,630
6.875%, 3/1/07	1,000,000	1,099,440
7.90%, 11/15/07	2,185,000	2,515,656
Hudson United Bancorp., Inc., 8.20%, 9/15/06	1,000,000	1,109,370
Huntington Bancshares, Inc., 1.35%, 12/1/05 (r)	500,000	500,167
IKON Receivables LLC, 1.33%, 12/17/07 (r)	500,000	500,327
Impac CMB Trust:
1.44%, 10/25/33 (call 1/25/08 @ 100) (r)	932,407	933,600
1.52%, 11/25/33 (call 10/25/05 @ 100) (r)	877,832	883,345
1.47%, 12/25/33 (call 1/25/08 @ 100) (r)	634,149	635,817
Interpool, Inc., 7.35%, 8/1/07	320,000	296,000
iStar Financial, Inc., 5.125%, 4/1/11 (e)	500,000	501,250
La Quinta Inns, Inc., 7.27%, 2/26/07	250,000	256,250
Lennar Corp., 1.86%, 3/19/09 (call 3/19/06 @ 100) (r)	500,000	499,331
Leucadia National Corp., 7.00%, 8/15/13 (e)	500,000	517,500
LG&E Capital Corp., 6.205%, 5/1/04 (e)	250,000	250,750
Liberty Mutual Insurance Co., 7.86%, 5/31/13	2,000,000	2,317,309
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	250,000	7,500
8.30%, 12/1/37 (e)(m)*	300,000	9,000
Masco Corp.:
6.00%, 5/3/04	95,000	95,332
1.37%, 3/9/07 (e)(r)	3,500,000	3,497,798
Meridian Funding Co. LLC, 1.59%, 4/15/09
(call 5/21/04 @ 100) (e)(r)	1,500,000	1,499,818
Merrill Lynch & Co., Inc., 6.00%, 10/11/05	300,000	318,855
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	565,931
Nationwide Health Properties, Inc., 6.59%, 7/7/38
(put 7/7/08 @ 100)	1,000,000	1,048,700
New Valley Generation I, 7.299%, 3/15/19	899,522	1,085,732
Nextel Partners, Inc., 8.125%, 7/1/11 (call 7/2/07 @ 104.063)	100,000	105,250
NYMAGIC, Inc., 6.50%, 3/15/14 (e)	300,000	301,286
Oryx Energy Co., 8.375%, 7/15/04	500,000	509,055
	Principal
Corporate Bonds - Cont'd	Amount	Value
Pacific Gas & Electric Co., 1.81%, 4/3/06
(call 10/3/04 @ 100) (r)	$2,000,000	$2,005,860
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	500,000	536,875
Patrons Legacy Partnership:
5.646%, 1/17/17	1,200,000	1,233,552
5.775%, 1/23/17	500,000	511,405
PF Export Receivables Master Trust:
3.748%, 6/1/13 (e)	1,000,000	996,240
6.436%, 6/1/15 (e)	277,091	284,129
Post Apartment Homes LP, 6.85%, 3/16/15	500,000	517,134
Preferred Term Securities IX Ltd, 1.92%, 4/3/33
(call 4/3/08 @ 100) (e)(r)	1,000,000	1,000,020
PRICOA Global Funding I, 1.22%, 3/2/07 (e)(r)	1,500,000	1,499,017
Raytheon Co., 1.58%, 6/10/05 (call 6/10/04 @ 100) (r)	1,500,000	1,500,330
Regency Centers LP, 7.40%, 4/1/04	250,000	249,988
Residential Asset Mortgage Products, Inc., 5.09%, 2/25/31	1,000,000	1,031,850
Residential Asset Securities Corp., 2.45%, 3/25/25	1,000,000	1,001,240
Roslyn Preferred Trust I, 4.78%, 4/1/32 (call 4/1/07 @ 100) (e)	500,000	515,000
Simon DeBartolo Group LP, 6.875%, 10/27/05	100,000	107,417
SLM Corp., 1.07%, 7/25/35
(conv/put/call 7/25/07 @ 100) (e)(r)	2,500,000	2,492,150
Southern California Edison Co.:
1.42%, 1/13/06 (r)	1,000,000	1,000,000
4.65%, 4/1/15	500,000	493,280
Sprint Capital Corp., 5.875%, 5/1/04	2,000,000	2,004,700
State Street Capital Trust II, 1.62%, 2/15/08
(call 12/15/05 @100) (r)	1,000,000	1,006,860
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	2,660,000	2,689,180
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	19,766
Tyco International Group SA:
5.875%, 11/1/04	2,450,000	2,508,187
6.375%, 10/15/11	500,000	545,675
6.00%, 11/15/13 (e)	1,000,000	1,059,180
Unisys Corp., 6.875%, 3/15/10	100,000	110,000
United Energy Ltd, 6.00%, 11/1/05 (e)	1,500,000	1,603,665
Valassis Communications, Inc. Zero Coupon, 6/6/21
(put 6/6/04 @ 60.277; call 6/6/06 @ 63.976)	500,000	299,040
Verizon Wireless Capital LLC, 1.19%, 5/23/05 (e)(r)	3,000,000	2,996,946
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	586,705
Walt Disney Co., 4.875%, 7/2/04	137,000	138,155
Washington Mutual, Inc., 1.40%, 11/3/05 (r)	1,000,000	1,000,000
William Street Funding Corp.:
1.42%, 4/23/06 (e)(r)	1,000,000	1,001,448
1.64%, 4/23/09 (e)(r)	1,000,000	1,014,844
World Financial Networks, Credit Card Master Note Trust,
1.46%, 5/15/12 (r)	1,000,000	1,006,102
Xerox Corp., 7.15%, 8/1/04	300,000	304,800

Total Corporate Bonds (Cost $133,508,384)		133,903,310

	Principal
Taxable Municipal Obligations - 8.5%	Amount	Value
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	$1,900,000	$1,900,000
Brooklyn Park Minnesota GO Bonds, 4.55%, 2/1/12	670,000	687,735
Cook County Illinois School District GO
Zero Coupon Bonds, 12/1/12	380,000	258,943
Denver Colorado City & County Zero Coupon Notes, 12/15/16	1,250,000	653,925
Hillsborough County Florida Port Authority Zero Coupon Bonds,
6/1/10	500,000	396,995
Kansas State Finance Development Authority Revenue Bonds,
4.722%, 5/1/15	500,000	507,750
Los Angeles California Community Redevelopment Agency
Tax Allocation Bonds:
3.94%, 7/1/08	775,000	796,661
4.22%, 7/1/09	805,000	827,170
Los Angeles County California Zero Coupon Bonds, 6/30/07	1,595,000	1,460,318
New Jersey Economic Development Authority Revenue
Zero Coupon Bonds, 2/15/17	6,915,000	3,584,183
Oregon School Boards Association Zero Coupon Notes, 6/30/16	500,000	270,935
Phoenix Arizona IDA Revenue Bonds, 6.85%, 12/1/25	100,000	117,765
Port St. Lucie Florida Special Tax Assessment Revenue Bonds,
3.85%, 1/1/08	460,000	476,399
Secaucus New Jersey Municipal Utilities Authority
Revenue Bonds, 2.10%, 12/1/05	1,735,000	1,745,774
Westmoreland County Pennsylvania GO Revenue Bonds:
6.25%, 5/15/12	575,000	656,058
6.25%, 5/15/13	300,000	342,015

Total Taxable Municipal Obligations (Cost $14,077,779)		14,682,626

U.S. Government Agency Obligations - 8.1%
Federal Home Loan Bank:
2.25%, 3/8/07	2,000,000	1,997,604
2.25%, 3/28/07	2,000,000	2,001,254
Federal Home Loan Bank Discount Notes, 4/1/04	8,500,000	8,500,000
Freddie Mac, 2.25%, 3/24/08	1,500,000	1,505,235

Total U.S. Government Agency Obligations
(Cost $14,000,000)		14,004,093

U.S. Treasury - 3.7%
United States Treasury Notes:
2.375%, 8/15/06	2,500,000	2,537,100
2.625%, 11/15/06	475,000	484,424
2.25%, 2/15/07	2,500,000	2,521,100
4.00%, 2/15/14	830,000	840,889

Total U.S. Treasury (Cost $6,356,309)		6,383,513

Equity Securities - 2.4%	Shares	Value
Allstream, Inc.:
(Class A)	124	$6,820
(Class B)	6,707	376,940
Conseco, Inc.*	13,961	323,337
General Motors, Inc. (Preferred)*	2,000	61,220
RC Trust I (Preferred)	2,000,000	2,158,752
Richmond County Capital Corp. (Preferred) (e)	2,000	204,376
Roslyn Real Estate Asset Corp. (Preferred) (e)	10,000	1,032,188

Total Equity Securities (Cost $3,753,356)		4,163,633

Total Investments (Cost $171,695,827) - 99.9%		173,137,175
Other assets and liabilities, net - 0.1%		187,241
Net Assets - 100%		$173,324,416

*          Non-income producing security.

(d)        Security is a defaulted security, and is not accruing income.

(e)        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)       The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January 2004. Subsequent to March 31, 2004, the Illinois Insurance Department prohibited Lumbermens from making interest payments due in June and July 2004. This security is no longer accruing interest.

(n)        The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January 2004. This TIERS security is based on interest payments from Lumbermens. Subsequent to March 31, 2004, the Illinois Insurance Department prohibited Lumbermens from making interest payments due in June and July 2004. This security is no longer accruing interest.

(r)        Adjustable rate.

See notes to financial statements.

Statement of Assets and Liabilities

March 31, 2004

Assets	Value
Investments in securities, at value (Cost $171,695,827) - see accompanying schedule	$173,137,175
Cash	326,764
Receivable for securities sold	8,534,398
Receivable for shares sold	1,160,965
Interest and dividends receivable	1,388,887
Other assets	18,998
Total assets	184,567,187

Liabilities
Payable for securities purchased	10,846,213
Payable for shares redeemed	205,339
Payable to Calvert Asset Management Co., Inc.	72,459
Payable to Calvert Administrative Services Company	37,663
Payable to Calvert Shareholder Services, Inc.	2,770
Payable to Calvert Distributors, Inc.	42,077
Accrued expenses and other liabilities	36,250
Total liabilities	11,242,771
Net Assets	$173,324,416

Net Assets Consist of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
Class A: 7,517,034 shares outstanding	$120,617,688
Class C: 1,269,724 shares outstanding	20,544,558
Class I: 1,789,041 shares outstanding	28,068,524
Undistributed net investment income	91,175
Accumulated net realized gain (loss) on investments	2,561,561
Net unrealized appreciation (depreciation) on investments	1,440,910

Net Assets	$173,324,416

Net Asset Value Per Share
Class A (based on net assets of $123,204,634)	$16.39
Class C (based on net assets of $20,751,097)	$16.34
Class I (based on net assets of $29,368,685)	$16.42

See notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2004

Net Investment Income
Investment Income:
Interest income	$2,223,422
Dividend Income (Net of foreign taxes withheld of $2,707)	17,017
Total investment income	2,240,439

Expenses:
Investment advisory fee	258,195
Administrative fees	196,656
Transfer agency fees and expenses	99,358
Distribution plan expenses:
Class A	131,871
Class C	86,945
Trustees' fees and expenses	5,090
Custodian fees	33,145
Registration fees	16,048
Reports to shareholders	9,080
Professional fees	24,270
Accounting fees	27,658
Miscellaneous	2,168
Total expenses	890,484
Reimbursements from Advisor:
Class A	(63,367)
Fees paid indirectly	(12,969)
Net expenses	814,148
Net Investment Income	1,426,291

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	3,179,886
Foreign currency transactions	617
Futures	(20,491)
3,160,012

Change in unrealized appreciation (depreciation)	419,399

Net Realized and Unrealized Gain
(Loss) on Investments	3,579,411

Increase (Decrease) in Net Assets
Resulting From Operations	$5,005,702

See notes to financial statements.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$1,426,291	$2,230,590
Net realized gain (loss) on investments	3,160,012	4,769,668
Change in unrealized appreciation (depreciation)	419,399	981,482

Increase (Decrease) in Net Assets
Resulting From Operations	5,005,702	7,981,740

Distributions to shareholders from:
Net investment income:
Class A shares	(1,033,138)	(1,477,562)
Class C shares	(97,727)	(83,359)
Class I shares	(296,037)	(623,739)
Net realized gain:
Class A shares	(3,693,752)	(1,019,884)
Class C shares	(610,934)	(48,330)
Class I shares	(824,266)	(452,088)
Total distributions	(6,555,854)	(3,704,962)

Capital share transactions:
Shares sold:
Class A shares	48,977,553	75,752,325
Class C shares	8,468,165	15,289,333
Class I shares	6,000,000	6,998,829
Reinvestment of distributions:
Class A shares	4,007,378	2,186,022
Class C shares	507,514	102,040
Class I shares	441,401	431,488
Shares redeemed:
Class A shares	(21,274,026)	(21,092,681)
Class C shares	(2,324,370)	(1,498,124)
Class I shares	(4,000,000)	(3,377)
Total capital share transactions	40,803,615	78,165,855

Total Increase (Decrease) in Net Assets	39,253,463	82,442,633

Net Assets
Beginning of period	134,070,953	51,628,320
End of period (including undistributed net investment income
of $91,175 and $91,786, respectively)	$173,324,416	$134,070,953

See notes to financial statements.

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A shares	2,981,093	4,690,116
Class C shares	516,714	949,863
Class I shares	364,963	432,621
Reinvestment of distributions:
Class A shares	247,392	137,077
Class C shares	31,446	6,412
Class I shares	27,199	27,108
Shares redeemed:
Class A shares	(1,294,857)	(1,300,331)
Class C shares	(141,905)	(92,806)
Class I shares	(240,244)	(205)
Total capital share activity	2,491,801	4,849,855

See notes to financial statements.

Notes to Financial Statements

Note A ---- Significant Accounting Policies

General: The Calvert Short Duration Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund, which commenced operations on January 31, 2002, currently offers three classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 2.75%. Effective October 1, 2002, the Fund began to offer Class C shares. Class C shares are sold without a front-end sales change and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have a higher expense ratio than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares).  The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .35% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005. The contractual expense cap is 1.08% for Class A. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Class A and Class C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A shares, allow the Portfolios to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50% and 1.00% annually of the Fund's average daily net assets of Class A and Class C, respectively. Class I does not have Distribution plan expenses.

The Distributor received $36,064 as its portion of the commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2004.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $13,745 for the six months ended March 31, 2004. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual fee of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term and U.S. government securities, were $276,698,725 and $223,838,859, respectively. U.S. government security purchases and sales were $369,159,106 and $368,144,779, respectively

The cost of investments owned at March 31, 2004 for federal income tax purposes was $171,705,020. Net unrealized appreciation aggregated $1,432,155, of which $1,952,018 related to appreciated securities and $519,863 related to depreciated securities.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2004, such purchase and sales transactions were $10,535,000 and $19,230,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2004. For the six months ended March 31, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$53,819	1.55%	$2,281,256	December 2003

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002 ^
Net asset value, beginning	$16.58	$15.96	$15.00
Income from investment operations
Net investment income	.16	.39	.39
Net realized and unrealized gain	.40	1.00	.98
Total from investment operations	.56	1.39	1.37
Distributions from:
From net investment income	(.16)	(.39)	(.41)
Net realized gain	(.59)	(.38)	--
Total distributions	(.75)	(.77)	(.41)
Total increase (decrease) in net asset value	(.19)	.62	.96
Net asset value, ending	$16.39	$16.58	$15.96

Total return*	3.46%	9.04%	9.21%
Ratios to average net assets:
Net investment income	1.96% (a)	2.43%	3.96% (a)
Total expenses	1.22% (a)	1.27%	1.64% (a)
Expenses before offsets	1.10% (a)	1.07%	.99% (a)
Net expenses	1.08% (a)	1.06%	.98% (a)
Portfolio turnover	505%	2,078%	1,777%
Net assets, ending (in thousands)	$123,205	$92,600	$32,821

		Periods Ended
		March 31,	September 30,
Class C Shares		2004	2003^^^
Net asset value, beginning		$16.54	$15.96
Income from investment operations
Net investment income		.09	.25
Net realized and unrealized gain		.39	.96
Total from investment operations		.48	1.21
Distributions from:
From net investment income		(.09)	(.25)
Net realized gain		(.59)	(.38)
Total distributions		(.68)	(.63)
Total increase (decrease) in net asset value		(.20)	.58
Net asset value, ending		$16.34	$16.54

Total return*		2.97%	7.81%
Ratios to average net assets:
Net investment income		1.09% (a)	1.32%
Total expenses		1.97% (a)	2.14%
Expenses before offsets		1.97% (a)	2.14%
Net expenses		1.95% (a)	2.12%
Portfolio turnover		505%	2,078%
Net assets, ending (in thousands)		$20,751	$14,283

Financial Highlights

	Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2004	2003	2002 ^^
Net asset value, beginning	$16.61	$15.97	$15.40
Income from investment operations
Net investment income	.20	.46	.41
Net realized and unrealized gain	.40	1.01	.54
Total from investment operations	.60	1.47	.95
Distributions from:
From net investment income	(.20)	(.45)	(.38)
Net realized gain	(.59)	(.38)	--
Total distributions	(.79)	(.83)	(.38)
Total increase (decrease) in net asset value	(.19)	.64	.57
Net asset value, ending	$16.42	$16.61	$15.97

Total return*	3.70%	9.53%	6.27%
Ratios to average net assets:
Net investment income	2.43% (a)	2.88%	4.22% (a)
Total expenses	.62% (a)	.65%	.76% (a)
Expenses before offsets	.62% (a)	.65%	.76% (a)
Net expenses	.61% (a)	.63%	.75% (a)
Portfolio turnover	505%	2,078%	1,777%
Net assets, ending (in thousands)	$29,369	$27,188	$18,807

(a)        Annualized

*          Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^          From January 31, 2002, inception.

^^ From February 27, 2002, inception.

^^^ From October 1, 2002, inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PORTFOLIO MANAGER INFORMATION TABLE

Name: Gregory Habeeb

Position: Senior Vice President and Head of the Taxable Bond Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Habeeb is the senior member of the CAMCO Taxable Bond Division portfolio management team and oversees all investment management decisions and operations for Calvert's taxable bond funds. He received a BS in mathematics from MIT and an MS in mathematics from NYU's Courant Institute of Mathematical Sciences. He has 23 years of experience in the financial services industry, including nine years on Wall Street as an analyst and trader.

PROXY VOTING DISCLOSURE

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Calvert Short Duration Income Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

printed on recycled paper using soy-based inks


Item 2.  Code of Ethics.

               Not applicable.

Item 3.  Audit Committee Financial Expert.

               Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

On March 3, 2004, the Board of Trustees adopted procedures by which shareholders may recommend nominees to the Board.  Prior to this date, the Board did not have a formal policy for the consideration of shareholder nominees or a procedure by which shareholders may make recommendations.  The procedures provide that, if the Board determines that a Trustee vacancy exists or is likely to exist on the Board, the independent Trustees consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of a portfolio of the Fund.   Shareholders of the Fund who wish to nominate a candidate to the Board of a Fund must submit the recommendation in writing to the Board to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a "Disinterested Trustee"  -- i.e., not an "interested person" of a Fund as defined by Section 2(a)(19) of the Investment Company Act of 1940.

Item 10.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable for semi-annual reports.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: June 3, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: June 3, 2004

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 7, 2004